UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
November 30, 2018
Columbia Dividend Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Dividend Income Fund   |  Semiannual Report 2018

Columbia Dividend Income Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Dividend Income Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Portfolio management
Scott Davis
Lead Portfolio Manager
Managed Fund since 2001
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2011
Peter Santoro, CFA
Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended November 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	5.61	5.49	10.35	12.80
	Including sales charges		-0.46	-0.58	9.06	12.14
Advisor Class*		11/08/12	5.74	5.75	10.63	13.09
Class C	Excluding sales charges	11/25/02	5.20	4.72	9.53	11.97
	Including sales charges		4.20	3.72	9.53	11.97
Institutional Class		03/04/98	5.74	5.79	10.63	13.09
Institutional 2 Class*		11/08/12	5.79	5.89	10.76	13.18
Institutional 3 Class*		11/08/12	5.80	5.92	10.82	13.21
Class R		03/28/08	5.48	5.27	10.08	12.53
Class T*	Excluding sales charges	09/27/10	5.57	5.49	10.35	12.82
	Including sales charges		2.95	2.88	9.79	12.53
Class V	Excluding sales charges	03/04/98	5.61	5.49	10.34	12.77
	Including sales charges		-0.46	-0.58	9.05	12.11
Russell 1000 Index			2.51	5.92	10.89	14.55
Returns for Class A shares and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Institutional Class shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 92% of the U.S. market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Dividend Income Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at November 30, 2018)
Johnson & Johnson	4.5
JPMorgan Chase & Co.	3.8
Microsoft Corp.	3.8
Apple, Inc.	3.2
Cisco Systems, Inc.	3.1
Merck & Co., Inc.	2.9
Pfizer, Inc.	2.7
Union Pacific Corp.	2.3
Comcast Corp., Class A	2.2
Intel Corp.	2.2
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at November 30, 2018)
Common Stocks	94.8
Exchange-Traded Funds	0.7
Money Market Funds	4.5
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at November 30, 2018)
Communication Services	3.9
Consumer Discretionary	3.9
Consumer Staples	9.4
Energy	7.0
Financials	18.0
Health Care	14.4
Industrials	14.5
Information Technology	18.5
Materials	2.4
Real Estate	2.0
Utilities	6.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Dividend Income Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2018 — November 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,056.10	1,020.26	4.95	4.86	0.96
Advisor Class	1,000.00	1,000.00	1,057.40	1,021.51	3.66	3.60	0.71
Class C	1,000.00	1,000.00	1,052.00	1,016.50	8.80	8.64	1.71
Institutional Class	1,000.00	1,000.00	1,057.40	1,021.51	3.66	3.60	0.71
Institutional 2 Class	1,000.00	1,000.00	1,057.90	1,021.96	3.20	3.14	0.62
Institutional 3 Class	1,000.00	1,000.00	1,058.00	1,022.16	2.99	2.94	0.58
Class R	1,000.00	1,000.00	1,054.80	1,019.00	6.23	6.12	1.21
Class T	1,000.00	1,000.00	1,055.70	1,020.26	4.95	4.86	0.96
Class V	1,000.00	1,000.00	1,056.10	1,020.26	4.95	4.86	0.96
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Dividend Income Fund | Semiannual Report 2018

Portfolio of Investments
November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.8%
Issuer	Shares	Value ($)
Communication Services 3.7%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	3,317,017	103,623,611
Entertainment 0.7%
Walt Disney Co. (The)	759,127	87,671,577
Media 2.2%
Comcast Corp., Class A	6,770,312	264,109,871
Total Communication Services		455,405,059
Consumer Discretionary 3.7%
Automobiles 0.5%
General Motors Co.	1,611,479	61,155,628
Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	682,745	128,704,260
Specialty Retail 2.2%
Home Depot, Inc. (The)	1,168,736	210,746,475
TJX Companies, Inc. (The)	1,110,488	54,247,339
Total		264,993,814
Total Consumer Discretionary		454,853,702
Consumer Staples 8.9%
Beverages 1.7%
PepsiCo, Inc.	1,706,710	208,116,217
Food & Staples Retailing 1.3%
Walmart, Inc.	1,676,635	163,723,408
Food Products 1.6%
Hershey Co. (The)	504,821	54,672,114
Kellogg Co.	2,192,435	139,548,488
Total		194,220,602
Household Products 1.6%
Kimberly-Clark Corp.	616,831	71,163,793
Procter & Gamble Co. (The)	1,273,742	120,381,356
Total		191,545,149
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.7%
Altria Group, Inc.	2,379,060	130,443,860
Philip Morris International, Inc.	2,340,825	202,551,587
Total		332,995,447
Total Consumer Staples		1,090,600,823
Energy 6.7%
Oil, Gas & Consumable Fuels 6.7%
Chevron Corp.	2,068,832	246,066,878
ConocoPhillips	2,344,127	155,134,325
Exxon Mobil Corp.	3,001,866	238,648,347
Suncor Energy, Inc.	2,560,915	82,691,946
Valero Energy Corp.	1,216,457	97,194,914
Total		819,736,410
Total Energy		819,736,410
Financials 17.1%
Banks 9.9%
Bank of America Corp.	5,449,584	154,768,186
BB&T Corp.	2,838,895	145,067,534
JPMorgan Chase & Co.	4,061,806	451,632,209
PNC Financial Services Group, Inc. (The)	1,135,652	154,198,829
U.S. Bancorp	2,711,000	147,641,060
Wells Fargo & Co.	3,112,150	168,927,502
Total		1,222,235,320
Capital Markets 3.5%
Bank of New York Mellon Corp. (The)	2,289,907	117,495,128
BlackRock, Inc.	242,546	103,812,113
CME Group, Inc.	705,604	134,121,208
T. Rowe Price Group, Inc.	695,827	69,137,371
Total		424,565,820
Insurance 3.7%
Chubb Ltd.	1,449,072	193,798,889
Marsh & McLennan Companies, Inc.	2,217,447	196,687,549
Principal Financial Group, Inc.	1,275,390	62,902,235
Total		453,388,673
Total Financials		2,100,189,813
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.6%
Biotechnology 0.5%
Gilead Sciences, Inc.	781,672	56,233,484
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	850,249	58,284,569
Medtronic PLC	974,770	95,069,318
Total		153,353,887
Health Care Providers & Services 0.6%
UnitedHealth Group, Inc.	246,680	69,405,885
Pharmaceuticals 11.3%
Bristol-Myers Squibb Co.	1,677,401	89,673,857
Eli Lilly & Co.	1,055,951	125,278,027
Johnson & Johnson	3,590,644	527,465,604
Merck & Co., Inc.	4,247,897	337,028,148
Pfizer, Inc.	6,812,823	314,956,807
Total		1,394,402,443
Total Health Care		1,673,395,699
Industrials 13.7%
Aerospace & Defense 4.5%
Boeing Co. (The)	338,115	117,244,757
General Dynamics Corp.	1,010,859	186,897,721
Lockheed Martin Corp.	821,055	246,669,554
Total		550,812,032
Commercial Services & Supplies 1.0%
Waste Management, Inc.	1,375,220	128,926,875
Industrial Conglomerates 3.2%
3M Co.	707,568	147,117,539
Honeywell International, Inc.	1,658,227	243,344,812
Total		390,462,351
Machinery 2.8%
Cummins, Inc.	482,325	72,860,015
Ingersoll-Rand PLC	1,024,802	106,087,503
Parker-Hannifin Corp.	528,635	90,946,365
Stanley Black & Decker, Inc.	591,410	77,385,998
Total		347,279,881
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.2%
Union Pacific Corp.	1,787,940	274,949,413
Total Industrials		1,692,430,552
Information Technology 17.5%
Communications Equipment 2.9%
Cisco Systems, Inc.	7,597,114	363,673,847
IT Services 2.6%
Accenture PLC, Class A	469,201	77,192,948
Automatic Data Processing, Inc.	857,243	126,374,763
International Business Machines Corp.	908,640	112,916,693
Total		316,484,404
Semiconductors & Semiconductor Equipment 5.4%
Broadcom, Inc.	393,482	93,416,562
Intel Corp.	5,239,433	258,356,441
KLA-Tencor Corp.	640,864	63,163,556
Lam Research Corp.	375,036	58,865,650
Texas Instruments, Inc.	1,866,149	186,334,978
Total		660,137,187
Software 3.6%
Microsoft Corp.	3,990,778	442,537,373
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	2,096,605	374,411,721
Total Information Technology		2,157,244,532
Materials 2.3%
Chemicals 1.4%
DowDuPont, Inc.	1,797,283	103,972,821
LyondellBasell Industries NV, Class A	778,787	72,668,615
Total		176,641,436
Containers & Packaging 0.9%
Packaging Corp. of America	309,762	30,300,919
Sonoco Products Co.	1,357,439	78,107,040
Total		108,407,959
Total Materials		285,049,395

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Dividend Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITS) 1.9%
Crown Castle International Corp.	540,520	62,105,748
Digital Realty Trust, Inc.	700,779	80,617,616
Public Storage	443,714	94,626,448
Total		237,349,812
Total Real Estate		237,349,812
Utilities 5.7%
Electric Utilities 3.0%
American Electric Power Co., Inc.	1,276,498	99,234,954
Eversource Energy	1,313,082	89,736,024
NextEra Energy, Inc.	531,515	96,581,591
Xcel Energy, Inc.	1,459,525	76,552,086
Total		362,104,655
Multi-Utilities 2.7%
Ameren Corp.	1,377,669	94,535,647
CMS Energy Corp.	1,621,995	84,489,720
Dominion Energy, Inc.	712,473	53,079,238
WEC Energy Group, Inc.	1,436,954	104,150,426
Total		336,255,031
Total Utilities		698,359,686
Total Common Stocks (Cost $7,320,410,505)		11,664,615,483

Exchange-Traded Funds 0.7%
	Shares	Value ($)
iShares Russell 1000 Value ETF	745,000	91,992,600
Total Exchange-Traded Funds (Cost $90,116,866)		91,992,600

Money Market Funds 4.5%

Columbia Short-Term Cash Fund, 2.364%(a),(b)	549,011,607	548,956,706
Total Money Market Funds (Cost $548,999,679)		548,956,706
Total Investments in Securities (Cost: $7,959,527,050)		12,305,564,789
Other Assets & Liabilities, Net		1,608,975
Net Assets		12,307,173,764

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	404,537,136	762,510,035	(618,035,564)	549,011,607	1,205	(54,246)	5,627,679	548,956,706
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	455,405,059	—	—	—	455,405,059
Consumer Discretionary	454,853,702	—	—	—	454,853,702
Consumer Staples	1,090,600,823	—	—	—	1,090,600,823
Energy	819,736,410	—	—	—	819,736,410
Financials	2,100,189,813	—	—	—	2,100,189,813
Health Care	1,673,395,699	—	—	—	1,673,395,699
Industrials	1,692,430,552	—	—	—	1,692,430,552
Information Technology	2,157,244,532	—	—	—	2,157,244,532
Materials	285,049,395	—	—	—	285,049,395
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Dividend Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	237,349,812	—	—	—	237,349,812
Utilities	698,359,686	—	—	—	698,359,686
Total Common Stocks	11,664,615,483	—	—	—	11,664,615,483
Exchange-Traded Funds	91,992,600	—	—	—	91,992,600
Money Market Funds	—	—	—	548,956,706	548,956,706
Total Investments in Securities	11,756,608,083	—	—	548,956,706	12,305,564,789
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
November 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,410,527,371)	$11,756,608,083
Affiliated issuers (cost $548,999,679)	548,956,706
Receivable for:
Capital shares sold	15,572,784
Dividends	37,943,669
Foreign tax reclaims	69,389
Prepaid expenses	51,415
Trustees’ deferred compensation plan	441,981
Other assets	107,324
Total assets	12,359,751,351
Liabilities
Payable for:
Investments purchased	22,791,567
Capital shares purchased	27,476,845
Management services fees	186,020
Distribution and/or service fees	37,981
Transfer agent fees	1,460,899
Compensation of board members	418
Compensation of chief compliance officer	728
Other expenses	181,148
Trustees’ deferred compensation plan	441,981
Total liabilities	52,577,587
Net assets applicable to outstanding capital stock	$12,307,173,764
Represented by
Paid in capital	7,328,790,631
Total distributable earnings (loss)	4,978,383,133
Total - representing net assets applicable to outstanding capital stock	$12,307,173,764
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Dividend Income Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
November 30, 2018 (Unaudited)
Class A
Net assets	$1,983,381,439
Shares outstanding	87,525,868
Net asset value per share	$22.66
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$24.04
Advisor Class
Net assets	$632,617,463
Shares outstanding	27,442,462
Net asset value per share	$23.05
Class C
Net assets	$825,440,423
Shares outstanding	37,624,406
Net asset value per share	$21.94
Institutional Class
Net assets	$5,215,009,416
Shares outstanding	229,836,264
Net asset value per share	$22.69
Institutional 2 Class
Net assets	$640,117,756
Shares outstanding	27,786,209
Net asset value per share	$23.04
Institutional 3 Class
Net assets	$2,816,855,338
Shares outstanding	122,106,644
Net asset value per share	$23.07
Class R
Net assets	$113,183,360
Shares outstanding	4,993,513
Net asset value per share	$22.67
Class T
Net assets	$46,473
Shares outstanding	2,052
Net asset value per share(a)	$22.64
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$23.22
Class V
Net assets	$80,522,096
Shares outstanding	3,551,769
Net asset value per share	$22.67
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$24.05

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2018	11

Statement of Operations
Six Months Ended November 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$153,730,784
Dividends — affiliated issuers	5,627,679
Interfund lending	2,759
Foreign taxes withheld	(343,108)
Total income	159,018,114
Expenses:
Management services fees	33,283,155
Distribution and/or service fees
Class A	2,417,230
Class C	4,076,399
Class R	277,164
Class T	59
Class V	101,912
Transfer agent fees
Class A	1,335,631
Advisor Class	413,335
Class C	563,163
Institutional Class	3,468,040
Institutional 2 Class	168,378
Institutional 3 Class	98,268
Class R	76,574
Class T	32
Class V	56,322
Compensation of board members	89,136
Custodian fees	32,833
Printing and postage fees	217,455
Registration fees	164,775
Audit fees	16,821
Legal fees	152,977
Compensation of chief compliance officer	2,237
Other	121,532
Total expenses	47,133,428
Expense reduction	(2,914)
Total net expenses	47,130,514
Net investment income	111,887,600
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	306,730,657
Investments — affiliated issuers	1,205
Foreign currency translations	(16,754)
Net realized gain	306,715,108
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	233,745,472
Investments — affiliated issuers	(54,246)
Net change in unrealized appreciation (depreciation)	233,691,226
Net realized and unrealized gain	540,406,334
Net increase in net assets resulting from operations	$652,293,934
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Dividend Income Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Operations
Net investment income	$111,887,600	$200,202,855
Net realized gain	306,715,108	486,530,571
Net change in unrealized appreciation (depreciation)	233,691,226	393,039,094
Net increase in net assets resulting from operations	652,293,934	1,079,772,520
Distributions to shareholders
Net investment income and net realized gains
Class A	(15,637,531)
Advisor Class	(5,409,286)
Class C	(3,735,336)
Institutional Class	(46,515,335)
Institutional 2 Class	(6,407,296)
Institutional 3 Class	(26,718,759)
Class R	(761,928)
Class T	(383)
Class V	(661,484)
Net investment income
Class A		(29,088,074)
Advisor Class		(8,458,603)
Class B		(1,895)
Class C		(7,018,756)
Institutional Class		(93,175,912)
Institutional 2 Class		(11,020,397)
Institutional 3 Class		(40,487,286)
Class R		(1,393,541)
Class T		(883)
Class V		(1,310,173)
Net realized gains
Class A		(49,183,530)
Advisor Class		(13,038,772)
Class C		(21,936,334)
Institutional Class		(125,178,988)
Institutional 2 Class		(16,023,229)
Institutional 3 Class		(67,916,233)
Class R		(2,830,029)
Class T		(1,553)
Class V		(2,220,665)
Total distributions to shareholders	(105,847,338)	(490,284,853)
Increase in net assets from capital stock activity	392,189,633	419,653,448
Total increase in net assets	938,636,229	1,009,141,115
Net assets at beginning of period	11,368,537,535	10,359,396,420
Net assets at end of period	$12,307,173,764	$11,368,537,535
Undistributed net investment income	$42,227,216	$36,186,954
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2018 (Unaudited)		May 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	13,392,585	299,955,218	17,511,638	379,470,969
Distributions reinvested	625,938	14,057,121	3,231,282	70,143,797
Redemptions	(11,312,788)	(252,822,035)	(21,454,678)	(461,700,501)
Net increase (decrease)	2,705,735	61,190,304	(711,758)	(12,085,735)
Advisor Class
Subscriptions	6,436,849	146,321,861	11,478,715	251,688,447
Distributions reinvested	228,178	5,210,921	918,479	20,274,699
Redemptions	(4,895,150)	(112,115,892)	(5,478,534)	(120,722,603)
Net increase	1,769,877	39,416,890	6,918,660	151,240,543
Class B
Subscriptions	—	—	100	2,020
Distributions reinvested	—	—	89	1,780
Redemptions	—	—	(56,090)	(1,126,171)
Net decrease	—	—	(55,901)	(1,122,371)
Class C
Subscriptions	3,932,423	85,358,561	6,373,408	133,839,759
Distributions reinvested	150,737	3,274,739	1,200,665	25,359,885
Redemptions	(5,093,088)	(109,928,048)	(7,454,781)	(155,118,868)
Net increase (decrease)	(1,009,928)	(21,294,748)	119,292	4,080,776
Institutional Class
Subscriptions	33,932,799	760,999,298	52,343,228	1,129,615,263
Distributions reinvested	1,780,533	40,008,478	8,420,382	182,791,552
Redemptions	(26,619,506)	(596,246,859)	(139,802,688)	(2,930,608,758)
Net increase (decrease)	9,093,826	204,760,917	(79,039,078)	(1,618,201,943)
Institutional 2 Class
Subscriptions	7,010,312	159,135,346	8,527,399	187,833,934
Distributions reinvested	276,559	6,305,642	1,205,084	26,549,062
Redemptions	(7,030,173)	(160,987,212)	(7,443,275)	(164,214,675)
Net increase	256,698	4,453,776	2,289,208	50,168,321
Institutional 3 Class
Subscriptions	14,409,515	328,656,347	105,278,808	2,225,816,279
Distributions reinvested	413,803	9,473,852	1,512,712	33,378,585
Redemptions	(10,236,497)	(233,579,672)	(18,635,214)	(411,779,299)
Net increase	4,586,821	104,550,527	88,156,306	1,847,415,565
Class R
Subscriptions	722,614	16,206,005	1,171,822	25,323,379
Distributions reinvested	31,132	699,510	172,849	3,758,759
Redemptions	(568,460)	(12,659,105)	(1,388,451)	(30,060,753)
Net increase (decrease)	185,286	4,246,410	(43,780)	(978,615)
Class T
Subscriptions	—	—	88	1,950
Distributions reinvested	16	358	103	2,240
Redemptions	(103)	(2,275)	(922)	(19,887)
Net decrease	(87)	(1,917)	(731)	(15,697)
Class V
Subscriptions	11,687	261,313	190,907	4,209,314
Distributions reinvested	23,711	532,440	131,262	2,850,934
Redemptions	(266,939)	(5,926,279)	(365,995)	(7,907,644)
Net decrease	(231,541)	(5,132,526)	(43,826)	(847,396)
Total net increase	17,356,687	392,189,633	17,588,392	419,653,448
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Dividend Income Fund | Semiannual Report 2018

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Columbia Dividend Income Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2018 (Unaudited)	$21.63	0.19	1.02	1.21	(0.18)	—	(0.18)
Year Ended 5/31/2018	$20.46	0.36	1.75	2.11	(0.34)	(0.60)	(0.94)
Year Ended 5/31/2017	$18.43	0.34	2.46	2.80	(0.32)	(0.45)	(0.77)
Year Ended 5/31/2016	$19.07	0.32	0.43	0.75	(0.45)	(0.94)	(1.39)
Year Ended 5/31/2015	$19.02	0.48	1.17	1.65	(0.40)	(1.20)	(1.60)
Year Ended 5/31/2014	$17.05	0.35	2.20	2.55	(0.34)	(0.24)	(0.58)
Advisor Class
Six Months Ended 11/30/2018 (Unaudited)	$22.00	0.22	1.04	1.26	(0.21)	—	(0.21)
Year Ended 5/31/2018	$20.80	0.42	1.78	2.20	(0.40)	(0.60)	(1.00)
Year Ended 5/31/2017	$18.71	0.39	2.52	2.91	(0.37)	(0.45)	(0.82)
Year Ended 5/31/2016	$19.34	0.37	0.44	0.81	(0.50)	(0.94)	(1.44)
Year Ended 5/31/2015	$19.27	0.57	1.14	1.71	(0.44)	(1.20)	(1.64)
Year Ended 5/31/2014	$17.27	0.42	2.20	2.62	(0.38)	(0.24)	(0.62)
Class C
Six Months Ended 11/30/2018 (Unaudited)	$20.95	0.10	0.99	1.09	(0.10)	—	(0.10)
Year Ended 5/31/2018	$19.84	0.19	1.70	1.89	(0.18)	(0.60)	(0.78)
Year Ended 5/31/2017	$17.88	0.18	2.41	2.59	(0.18)	(0.45)	(0.63)
Year Ended 5/31/2016	$18.54	0.18	0.41	0.59	(0.31)	(0.94)	(1.25)
Year Ended 5/31/2015	$18.53	0.34	1.12	1.46	(0.25)	(1.20)	(1.45)
Year Ended 5/31/2014	$16.63	0.21	2.13	2.34	(0.20)	(0.24)	(0.44)
Institutional Class
Six Months Ended 11/30/2018 (Unaudited)	$21.66	0.22	1.02	1.24	(0.21)	—	(0.21)
Year Ended 5/31/2018	$20.48	0.41	1.77	2.18	(0.40)	(0.60)	(1.00)
Year Ended 5/31/2017	$18.45	0.38	2.47	2.85	(0.37)	(0.45)	(0.82)
Year Ended 5/31/2016	$19.09	0.36	0.44	0.80	(0.50)	(0.94)	(1.44)
Year Ended 5/31/2015	$19.03	0.53	1.18	1.71	(0.45)	(1.20)	(1.65)
Year Ended 5/31/2014	$17.07	0.39	2.19	2.58	(0.38)	(0.24)	(0.62)
Institutional 2 Class
Six Months Ended 11/30/2018 (Unaudited)	$21.99	0.23	1.04	1.27	(0.22)	—	(0.22)
Year Ended 5/31/2018	$20.78	0.44	1.79	2.23	(0.42)	(0.60)	(1.02)
Year Ended 5/31/2017	$18.71	0.41	2.50	2.91	(0.39)	(0.45)	(0.84)
Year Ended 5/31/2016	$19.33	0.39	0.45	0.84	(0.52)	(0.94)	(1.46)
Year Ended 5/31/2015	$19.26	0.62	1.12	1.74	(0.47)	(1.20)	(1.67)
Year Ended 5/31/2014	$17.26	0.43	2.21	2.64	(0.40)	(0.24)	(0.64)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Dividend Income Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2018 (Unaudited)	$22.66	5.61%	0.96% (c)	0.96% (c),(d)	1.71% (c)	8%	$1,983,381
Year Ended 5/31/2018	$21.63	10.35%	0.97%	0.97% (d)	1.66%	15%	$1,834,772
Year Ended 5/31/2017	$20.46	15.52%	1.00%	1.00% (d)	1.74%	16%	$1,750,090
Year Ended 5/31/2016	$18.43	4.42%	1.02%	1.02% (d)	1.74%	25%	$2,380,538
Year Ended 5/31/2015	$19.07	9.08%	1.02%	1.02% (d)	2.52%	27%	$2,514,422
Year Ended 5/31/2014	$19.02	15.25%	1.02%	1.02% (d)	1.96%	19%	$2,556,782
Advisor Class
Six Months Ended 11/30/2018 (Unaudited)	$23.05	5.74%	0.71% (c)	0.71% (c),(d)	1.97% (c)	8%	$632,617
Year Ended 5/31/2018	$22.00	10.60%	0.72%	0.72% (d)	1.93%	15%	$564,834
Year Ended 5/31/2017	$20.80	15.89%	0.75%	0.75% (d)	1.99%	16%	$390,004
Year Ended 5/31/2016	$18.71	4.67%	0.77%	0.77% (d)	2.01%	25%	$230,893
Year Ended 5/31/2015	$19.34	9.33%	0.77%	0.77% (d)	2.93%	27%	$179,306
Year Ended 5/31/2014	$19.27	15.51%	0.77%	0.77% (d)	2.29%	19%	$123,274
Class C
Six Months Ended 11/30/2018 (Unaudited)	$21.94	5.20%	1.71% (c)	1.71% (c),(d)	0.95% (c)	8%	$825,440
Year Ended 5/31/2018	$20.95	9.53%	1.72%	1.72% (d)	0.91%	15%	$809,269
Year Ended 5/31/2017	$19.84	14.73%	1.75%	1.75% (d)	0.99%	16%	$764,036
Year Ended 5/31/2016	$17.88	3.62%	1.78%	1.78% (d)	1.00%	25%	$692,229
Year Ended 5/31/2015	$18.54	8.26%	1.77%	1.77% (d)	1.83%	27%	$667,300
Year Ended 5/31/2014	$18.53	14.33%	1.77%	1.77% (d)	1.24%	19%	$601,468
Institutional Class
Six Months Ended 11/30/2018 (Unaudited)	$22.69	5.74%	0.71% (c)	0.71% (c),(d)	1.96% (c)	8%	$5,215,009
Year Ended 5/31/2018	$21.66	10.67%	0.72%	0.72% (d)	1.89%	15%	$4,781,049
Year Ended 5/31/2017	$20.48	15.79%	0.75%	0.75% (d)	1.98%	16%	$6,140,961
Year Ended 5/31/2016	$18.45	4.69%	0.77%	0.77% (d)	2.00%	25%	$4,766,037
Year Ended 5/31/2015	$19.09	9.40%	0.77%	0.77% (d)	2.76%	27%	$4,800,733
Year Ended 5/31/2014	$19.03	15.46%	0.77%	0.77% (d)	2.22%	19%	$5,062,852
Institutional 2 Class
Six Months Ended 11/30/2018 (Unaudited)	$23.04	5.79%	0.62% (c)	0.62% (c)	2.04% (c)	8%	$640,118
Year Ended 5/31/2018	$21.99	10.76%	0.63%	0.63%	2.00%	15%	$605,285
Year Ended 5/31/2017	$20.78	15.92%	0.63%	0.63%	2.10%	16%	$524,608
Year Ended 5/31/2016	$18.71	4.88%	0.64%	0.64%	2.14%	25%	$416,310
Year Ended 5/31/2015	$19.33	9.48%	0.63%	0.63%	3.19%	27%	$313,051
Year Ended 5/31/2014	$19.26	15.68%	0.64%	0.64%	2.41%	19%	$156,525
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2018 (Unaudited)	$22.02	0.24	1.03	1.27	(0.22)	—	(0.22)
Year Ended 5/31/2018	$20.80	0.46	1.78	2.24	(0.42)	(0.60)	(1.02)
Year Ended 5/31/2017	$18.72	0.43	2.50	2.93	(0.40)	(0.45)	(0.85)
Year Ended 5/31/2016	$19.35	0.40	0.44	0.84	(0.53)	(0.94)	(1.47)
Year Ended 5/31/2015	$19.27	0.66	1.10	1.76	(0.48)	(1.20)	(1.68)
Year Ended 5/31/2014	$17.27	0.47	2.18	2.65	(0.41)	(0.24)	(0.65)
Class R
Six Months Ended 11/30/2018 (Unaudited)	$21.64	0.16	1.02	1.18	(0.15)	—	(0.15)
Year Ended 5/31/2018	$20.47	0.30	1.76	2.06	(0.29)	(0.60)	(0.89)
Year Ended 5/31/2017	$18.43	0.29	2.47	2.76	(0.27)	(0.45)	(0.72)
Year Ended 5/31/2016	$19.07	0.27	0.43	0.70	(0.40)	(0.94)	(1.34)
Year Ended 5/31/2015	$19.02	0.44	1.16	1.60	(0.35)	(1.20)	(1.55)
Year Ended 5/31/2014	$17.05	0.31	2.19	2.50	(0.29)	(0.24)	(0.53)
Class T
Six Months Ended 11/30/2018 (Unaudited)	$21.62	0.19	1.01	1.20	(0.18)	—	(0.18)
Year Ended 5/31/2018	$20.45	0.36	1.75	2.11	(0.34)	(0.60)	(0.94)
Year Ended 5/31/2017	$18.42	0.34	2.46	2.80	(0.32)	(0.45)	(0.77)
Year Ended 5/31/2016	$19.06	0.32	0.43	0.75	(0.45)	(0.94)	(1.39)
Year Ended 5/31/2015	$19.01	0.47	1.18	1.65	(0.40)	(1.20)	(1.60)
Year Ended 5/31/2014	$17.05	0.31	2.23	2.54	(0.34)	(0.24)	(0.58)
Class V
Six Months Ended 11/30/2018 (Unaudited)	$21.64	0.19	1.02	1.21	(0.18)	—	(0.18)
Year Ended 5/31/2018	$20.47	0.36	1.75	2.11	(0.34)	(0.60)	(0.94)
Year Ended 5/31/2017	$18.43	0.33	2.48	2.81	(0.32)	(0.45)	(0.77)
Year Ended 5/31/2016	$19.07	0.32	0.43	0.75	(0.45)	(0.94)	(1.39)
Year Ended 5/31/2015	$19.02	0.48	1.16	1.64	(0.39)	(1.20)	(1.59)
Year Ended 5/31/2014	$17.05	0.34	2.20	2.54	(0.33)	(0.24)	(0.57)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Dividend Income Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2018 (Unaudited)	$23.07	5.80%	0.58% (c)	0.58% (c)	2.09% (c)	8%	$2,816,855
Year Ended 5/31/2018	$22.02	10.84%	0.59%	0.59%	2.08%	15%	$2,587,372
Year Ended 5/31/2017	$20.80	16.03%	0.59%	0.59%	2.17%	16%	$610,882
Year Ended 5/31/2016	$18.72	4.87%	0.59%	0.59%	2.19%	25%	$228,089
Year Ended 5/31/2015	$19.35	9.59%	0.59%	0.59%	3.41%	27%	$171,392
Year Ended 5/31/2014	$19.27	15.72%	0.59%	0.59%	2.58%	19%	$78,674
Class R
Six Months Ended 11/30/2018 (Unaudited)	$22.67	5.48%	1.21% (c)	1.21% (c),(d)	1.46% (c)	8%	$113,183
Year Ended 5/31/2018	$21.64	10.07%	1.22%	1.22% (d)	1.41%	15%	$104,036
Year Ended 5/31/2017	$20.47	15.29%	1.25%	1.25% (d)	1.49%	16%	$99,305
Year Ended 5/31/2016	$18.43	4.15%	1.27%	1.27% (d)	1.49%	25%	$85,066
Year Ended 5/31/2015	$19.07	8.80%	1.27%	1.27% (d)	2.28%	27%	$87,646
Year Ended 5/31/2014	$19.02	14.96%	1.27%	1.27% (d)	1.73%	19%	$87,406
Class T
Six Months Ended 11/30/2018 (Unaudited)	$22.64	5.57%	0.96% (c)	0.96% (c),(d)	1.70% (c)	8%	$46
Year Ended 5/31/2018	$21.62	10.36%	0.97%	0.97% (d)	1.65%	15%	$46
Year Ended 5/31/2017	$20.45	15.53%	1.00%	1.00% (d)	1.74%	16%	$59
Year Ended 5/31/2016	$18.42	4.43%	1.02%	1.02% (d)	1.72%	25%	$98
Year Ended 5/31/2015	$19.06	9.09%	1.02%	1.02% (d)	2.47%	27%	$164
Year Ended 5/31/2014	$19.01	15.21%	1.00%	1.00% (d)	1.75%	19%	$193
Class V
Six Months Ended 11/30/2018 (Unaudited)	$22.67	5.61%	0.96% (c)	0.96% (c),(d)	1.70% (c)	8%	$80,522
Year Ended 5/31/2018	$21.64	10.35%	0.97%	0.97% (d)	1.66%	15%	$81,875
Year Ended 5/31/2017	$20.47	15.58%	1.00%	1.00% (d)	1.74%	16%	$78,342
Year Ended 5/31/2016	$18.43	4.42%	1.02%	1.02% (d)	1.74%	25%	$75,218
Year Ended 5/31/2015	$19.07	9.03%	1.04%	1.04% (d)	2.49%	27%	$81,206
Year Ended 5/31/2014	$19.02	15.19%	1.07%	1.07% (d)	1.92%	19%	$85,511
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2018	19

Notes to Financial Statements
November 30, 2018 (Unaudited)
Note 1. Organization
Columbia Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Class V shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
20	Columbia Dividend Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Dividend Income Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
22	Columbia Dividend Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2018 was 0.56% of the Fund’s average daily net assets.
Columbia Dividend Income Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.14
Class T	0.14
Class V	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2018, these minimum account balance fees reduced total expenses of the Fund by $2,914.
24	Columbia Dividend Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2018, if any, are listed below:
Amount ($)
Class A	1,740,312
Class C	28,294
Class V	944
Columbia Dividend Income Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	October 1, 2018 through September 30, 2019	Prior to October 1, 2018
Class A	1.16%	1.18%
Advisor Class	0.91	0.93
Class C	1.91	1.93
Institutional Class	0.91	0.93
Institutional 2 Class	0.83	0.83
Institutional 3 Class	0.78	0.78
Class R	1.41	1.43
Class T	1.16	1.18
Class V	1.16	1.18
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,959,527,000	4,413,280,000	(67,242,000)	4,346,038,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
26	Columbia Dividend Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,209,374,188 and $917,547,785, respectively, for the six months ended November 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2018 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	5,314,286	2.72	7
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended November 30, 2018.
Columbia Dividend Income Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Note 9. Significant risks
Shareholder concentration risk
At November 30, 2018, two unaffiliated shareholders of record owned 37.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 13.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Dividend Income Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Dividend Income Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Columbia Dividend Income Fund | Semiannual Report 2018	29

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the tenth, seventh and fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the second and first quintiles,
30	Columbia Dividend Income Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Columbia Dividend Income Fund | Semiannual Report 2018	31

Board Consideration and Approval of Management
Agreement  (continued)
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
32	Columbia Dividend Income Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Dividend Income Fund | Semiannual Report 2018	33

Columbia Dividend Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR139_05_J01_(01/19)

SemiAnnual Report
November 30, 2018
Columbia High Yield Municipal Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia High Yield Municipal Fund   |  Semiannual Report 2018

Columbia High Yield Municipal Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia High Yield Municipal Fund (the Fund) seeks total return, consisting of current income exempt from federal income tax and capital appreciation.
Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since December 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2016
Effective November 30, 2018, Chad Farrington no longer serves as a portfolio manager of the Fund. Douglas White was named a portfolio manager of the Fund, effective December 3, 2018.
Average annual total returns (%) (for the period ended November 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	0.03	2.26	5.26	6.85
	Including sales charges		-3.01	-0.83	4.62	6.53
Advisor Class*		03/19/13	0.13	2.47	5.49	7.07
Class C	Excluding sales charges	07/15/02	-0.30	1.60	4.61	6.19
	Including sales charges		-1.28	0.62	4.61	6.19
Institutional Class		03/05/84	0.13	2.46	5.47	7.06
Institutional 2 Class*		11/08/12	0.24	2.59	5.59	7.13
Institutional 3 Class*		03/01/17	0.27	2.57	5.53	7.09
Blended Benchmark			0.58	3.56	5.11	6.81
Bloomberg Barclays High Yield Municipal Bond Index			0.69	5.21	6.15	8.06
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark, established by the Investment Manager, consists of a 60% weighting of the Bloomberg Barclays High Yield Municipal Bond Index and a 40% weighting of the Bloomberg Barclays Municipal Bond Index.
The Bloomberg Barclays Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
The Bloomberg Barclays High Yield Municipal Bond Index is comprised of bonds with maturities greater than one-year, having a par value of at least $3 million issued as part of a transaction size greater than $20 million, and rated no higher than “BB+” or equivalent by any of the three principal rating agencies.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia High Yield Municipal Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at November 30, 2018)
AAA rating	4.3
AA rating	9.3
A rating	15.9
BBB rating	25.4
BB rating	7.9
B rating	5.2
CCC rating	0.6
C rating	0.8
Not rated	30.6
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at November 30, 2018)
Illinois	13.3
Florida	9.9
Texas	8.0
California	7.6
Pennsylvania	6.3
New York	4.5
New Jersey	3.6
Washington	3.3
Colorado	3.3
Michigan	3.0
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Columbia High Yield Municipal Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2018 — November 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.30	1,020.81	4.26	4.31	0.85
Advisor Class	1,000.00	1,000.00	1,001.30	1,021.81	3.26	3.29	0.65
Class C	1,000.00	1,000.00	997.00	1,017.55	7.51	7.59	1.50
Institutional Class	1,000.00	1,000.00	1,001.30	1,021.81	3.26	3.29	0.65
Institutional 2 Class	1,000.00	1,000.00	1,002.40	1,022.06	3.01	3.04	0.60
Institutional 3 Class	1,000.00	1,000.00	1,002.70	1,022.31	2.76	2.79	0.55
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia High Yield Municipal Fund | Semiannual Report 2018

Portfolio of Investments
November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Anuvia Florida LLC(a),(b)
01/01/2029	5.000%	206,367	206,196
Total Corporate Bonds & Notes (Cost $206,367)			206,196

Floating Rate Notes 1.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.9%
City of New York(c),(d)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	1.760%	3,200,000	3,200,000
New York City Transitional Finance Authority Future Tax Secured(c),(d)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	1.760%	1,100,000	1,100,000
New York City Water & Sewer System(c),(d)
Revenue Bonds
2nd General Resolution
Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	1.730%	2,250,000	2,250,000
Total			6,550,000
Utah 0.5%
City of Murray(c),(d)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	1.740%	3,500,000	3,500,000
Total Floating Rate Notes (Cost $10,050,000)			10,050,000

Municipal Bonds 97.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 2.1%
Industrial Development Authority of the County of Pima (The)(e)
Revenue Bonds
American Leadership Academy Project
Series 2017
06/15/2047	5.000%	4,150,000	4,075,632
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	1,200,000	1,259,028
02/15/2046	5.000%	1,500,000	1,551,165
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2048	5.000%	230,000	239,271
Maricopa County Industrial Development Authority(e)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	3,595,000	3,555,779
Maricopa County Pollution Control Corp.
Revenue Bonds
El Paso Electric Co. Project
Series 2009B
04/01/2040	7.250%	3,600,000	3,660,012
Tempe Industrial Development Authority(e)
Revenue Bonds
Mirabella at ASU Project
Series 2017A
10/01/2047	6.125%	1,400,000	1,497,762
Total			15,838,649
California 7.5%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	900,000	1,004,715
California Municipal Finance Authority(f)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2047	4.000%	1,000,000	956,400
California Municipal Finance Authority(e),(f),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	1,835,000	275,250
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	1,250,000	1,358,275
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,553,805
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/2039	6.250%	2,750,000	2,838,165
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,000,000	3,156,690
California Statewide Communities Development Authority(e)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	1,062,980
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2034	5.000%	1,775,000	1,867,531
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	40,000	40,447
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	536,970
City of Santa Maria Water & Wastewater(h)
Refunding Revenue Bonds
Series 2012A
02/01/2025	0.000%	3,100,000	2,471,971
City of Upland
Prerefunded 01/01/21 Certificate of Participation
San Antonio Community Hospital
Series 2011
01/01/2041	6.500%	5,000,000	5,466,750
Compton Unified School District(h)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C
06/01/2025	0.000%	2,310,000	1,930,975
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program
Revenue Bonds
Series 2012A
12/01/2025	3.500%	3,760,000	3,833,846
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Empire Union School District(h)
Special Tax Bonds
Communities Facilities District No. 1987-1
Series 2002A (AMBAC)
10/01/2021	0.000%	1,665,000	1,556,475
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2043	6.500%	5,000,000	5,721,700
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	9,000,000	8,614,530
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	6,840,500
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	1,845,000	1,959,575
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2012
04/01/2042	5.000%	3,000,000	3,218,580
Total			56,266,130
Colorado 3.3%
Arista Metropolitan District
Limited General Obligation Refunding & Improvement Bonds
Series 2018
12/01/2048	5.125%	1,000,000	1,005,530
Colliers Hill Metropolitan District No. 2
Limited General Obligation Bonds
Senior Bonds
Series 2017A
12/01/2047	6.500%	4,380,000	4,318,154
Colorado Health Facilities Authority
Refunding Revenue Bonds
NCMC, Inc. Project
Series 2016
05/15/2032	4.000%	3,535,000	3,670,214
Revenue Bonds
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2052	6.000%	5,000,000	5,089,350
Colorado International Center Metropolitan District No. 14
Limited General Obligation Refunding Bonds
Series 2018
12/01/2046	5.875%	1,000,000	1,035,090

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia High Yield Municipal Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Leyden Rock Metropolitan District No. 10
Limited General Obligation Bonds
Series 2016A
12/01/2045	5.000%	1,000,000	985,420
Palisade Metropolitan District No. 2
Limited General Obligation Bonds
Series 2016
12/01/2046	5.000%	1,500,000	1,462,485
Regional Transportation District
Certificate of Participation
Series 2014A
06/01/2039	5.000%	5,000,000	5,407,700
Sierra Ridge Metropolitan District No. 2
Senior Limited General Obligation Bonds
Series 2016A
12/01/2046	5.500%	1,500,000	1,508,340
Total			24,482,283
Connecticut 1.0%
Connecticut State Health & Educational Facility Authority(e)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,729,945
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2039	7.875%	4,000,000	4,303,960
State of Connecticut
Unlimited General Obligation Bonds
Series 2018C
06/15/2038	5.000%	1,000,000	1,081,740
Series 2018E
09/15/2037	5.000%	500,000	543,375
Total			7,659,020
Delaware 0.2%
Centerline Equity Issuer Trust(e),(f)
Secured AMT
05/14/2004
05/15/2019	6.300%	1,000,000	1,016,910
City of Wilmington(f)
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
06/01/2028	6.250%	555,000	555,178
Total			1,572,088
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 0.7%
District of Columbia
Revenue Bonds
Ingleside Rock Creek Project
Series 2017
07/01/2052	5.000%	1,000,000	963,750
Metropolitan Washington Airports Authority(f)
Revenue Bonds
Airport System
Series 2012A AMT
10/01/2024	5.000%	4,000,000	4,341,760
Total			5,305,510
Florida 9.8%
Capital Trust Agency, Inc.(e)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	7.125%	2,000,000	2,055,780
University Bridge LLC Student Housing Project
Series 2018
12/01/2058	5.250%	6,750,000	6,584,692
City of Atlantic Beach(i)
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,552,170
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/2028	6.250%	675,000	676,222
01/01/2043	6.375%	2,250,000	2,253,487
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2040	5.000%	5,000,000	5,364,450
City of Orlando
Refunding Revenue Bonds
Senior Lien Tourist Development Tax
Series 2017 (AGM)
11/01/2037	5.000%	1,725,000	1,903,882
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	3,000,000	3,143,730
County of Miami-Dade(h)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	3,719,700

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade
Subordinated Refunding Revenue Bonds
Series 2012B
10/01/2037	5.000%	1,530,000	1,647,994
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2016
10/01/2030	5.000%	1,310,000	1,489,535
Florida Development Finance Corp.(e)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2044	6.000%	6,100,000	5,398,561
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	4,977,469
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/2040	6.000%	3,750,000	3,859,125
Series 2012A
06/15/2043	6.125%	4,500,000	4,607,865
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	5,000,000	5,587,850
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	4,000,000	4,551,360
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2042	5.125%	750,000	769,103
Orlando Health, Inc.
Series 2016A
10/01/2034	5.000%	2,000,000	2,207,360
Orange County Industrial Development Authority(e)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018-A AMT
07/01/2048	4.000%	4,100,000	2,505,961
Palm Beach County Health Facilities Authority
Revenue Bonds
Sinai Residences Boca Raton
Series 2014
06/01/2049	7.500%	1,250,000	1,406,038
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Lake County Hospital District
Revenue Bonds
South Lake Hospital, Inc.
Series 2010A
04/01/2039	6.250%	2,000,000	2,021,140
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/2041	5.250%	3,725,000	3,048,950
Westridge Community Development District(g)
Special Assessment Bonds
Series 2005
05/01/2037	0.000%	2,650,000	1,987,500
Total			73,319,924
Georgia 2.4%
DeKalb County Hospital Authority
Prerefunded 09/01/20 Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	4,500,000	4,812,795
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Series 2017A
12/01/2042	4.050%	3,000,000	3,019,290
Georgia State Road & Tollway Authority(e),(h)
Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	9,100,000	6,038,760
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	355,000	376,509
Savannah Economic Development Authority
Refunding Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	3,857,175
Total			18,104,529
Hawaii 0.6%
State of Hawaii Department of Budget & Finance
Prerefunded 11/15/19 Revenue Bonds
15 Craigside Project
Series 2009A
11/15/2044	9.000%	2,375,000	2,530,871

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia High Yield Municipal Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/2043	6.875%	1,800,000	1,857,690
Total			4,388,561
Idaho 0.6%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2049	8.125%	4,000,000	4,428,720
Illinois 13.2%
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,465,540
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,680,601
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,014,280
Series 2011A
12/01/2041	5.000%	1,110,000	1,096,547
Series 2012A
12/01/2042	5.000%	1,000,000	986,240
Series 2016B
12/01/2046	6.500%	1,500,000	1,662,360
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
ASSURED GUARANTY MUNICIPAL CORP
12/01/2035	5.000%	500,000	539,140
Chicago Board of Education(i)
Unlimited General Obligation Bonds
Series 2018D
12/01/2046	5.000%	5,000,000	4,846,200
Chicago O’Hare International Airport(f)
Revenue Bonds
TriPs Obligated Group
Series 2018 AMT
07/01/2048	5.000%	800,000	855,216
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/2040	5.000%	3,000,000	3,146,310
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago
Prerefunded 01/01/25 Revenue Bonds
Series 2002
01/01/2030	5.000%	1,000,000	1,148,580
Refunding Unlimited General Obligation Bonds
Series 2005D
01/01/2033	5.500%	1,000,000	1,056,410
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2040	5.000%	5,000,000	5,047,850
Series 2009C
01/01/2040	5.000%	2,500,000	2,501,475
Series 2015A
01/01/2039	5.500%	500,000	523,325
Series 2017A
01/01/2038	6.000%	5,235,000	5,802,631
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2033	5.250%	1,000,000	1,036,870
Series 2007F
01/01/2042	5.500%	1,000,000	1,043,420
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2035	5.000%	1,000,000	1,072,210
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2018
11/15/2035	5.000%	450,000	488,016
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	697,000	697,209
Illinois Finance Authority
Prerefunded 04/01/21 Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	3,450,000	3,824,014
Prerefunded 08/15/19 Revenue Bonds
Provena Health
Series 2009A
08/15/2034	7.750%	40,000	41,580
Refunding Revenue Bonds
DePaul University
Series 2016A
10/01/2034	4.000%	1,500,000	1,534,920

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	1,190,000	1,233,257
Illinois Finance Authority(g)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/2037	0.000%	1,000,000	240,000
Illinois State Toll Highway Authority
Senior Revenue Bonds
Series 2016B
01/01/2037	5.000%	3,500,000	3,839,395
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Project
Series 2010B-2
06/15/2050	5.000%	5,000,000	5,003,550
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,750,000	3,856,987
Metropolitan Water Reclamation District of Greater Chicago
Green Unlimited General Obligation Bond
Series 2016E
12/01/2036	5.000%	2,225,000	2,427,253
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	1,620,000	1,773,754
Northern Illinois Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	4,901,050
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,463,300
Revenue Bonds
Series 2017
06/01/2027	5.000%	1,315,000	1,483,701
State of Illinois
Unlimited General Obligation Bonds
Series 2016
01/01/2041	5.000%	3,830,000	3,882,241
Series 2017A
12/01/2035	5.000%	1,345,000	1,384,247
12/01/2038	5.000%	3,000,000	3,069,780
Series 2018A
05/01/2032	5.000%	2,500,000	2,585,225
05/01/2041	5.000%	3,910,000	3,977,369
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2018B
10/01/2033	5.000%	1,000,000	1,033,670
Village of Hillside
Tax Allocation Bonds
Senior Lien-Mannheim Redevelopment Project
Series 2008
01/01/2028	7.000%	5,240,000	5,348,416
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	604,000	604,997
Total			98,219,136
Indiana 0.3%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,000,000	2,078,920
Iowa 1.0%
Iowa Finance Authority(j)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	2,106,364	2,167,722
Iowa Finance Authority(g)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/2056	0.000%	401,062	5,013
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	1,375,000	1,407,299
PHS Council Bluffs, Inc. Project
Series 2018
08/01/2055	5.250%	3,200,000	3,118,496
Iowa Student Loan Liquidity Corp.(f)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/2030	5.850%	530,000	546,430
Total			7,244,960

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia High Yield Municipal Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 1.3%
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	5,043,360
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	4,425,000	4,311,809
Total			9,355,169
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,035,010
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2037	5.000%	1,500,000	1,651,125
Total			2,686,135
Louisiana 1.8%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	5,000,000	5,341,300
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	29,167
Refunding Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/2042	5.000%	1,000,000	1,091,950
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	2,075,000	2,278,018
Louisiana Public Facilities Authority(f)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/2036	6.500%	4,615,000	5,002,522
Total			13,742,957
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.6%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	4,000,000	4,381,840
Massachusetts 2.8%
Massachusetts Development Finance Agency
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2042	7.000%	4,200,000	4,524,576
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2041	5.200%	1,000,000	968,730
South Shore Hospital
Series 2016I
07/01/2036	4.000%	750,000	738,990
Massachusetts Development Finance Agency(e)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	2,008,360
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,014,660
Massachusetts Development Finance Agency(h)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	1,391,019	259,884
Massachusetts Educational Financing Authority(f)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B AMT
07/01/2046	4.250%	1,500,000	1,493,445
Series 2016J AMT
07/01/2033	3.500%	2,440,000	2,372,119
Series 2018B AMT
07/01/2034	3.625%	3,135,000	3,070,043
Revenue Bonds
Series 2012J AMT
07/01/2021	5.000%	3,000,000	3,169,140
Total			20,619,947

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 3.0%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,375,000	1,467,084
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,445,000	1,532,798
Series 2011C
07/01/2041	5.000%	1,025,000	1,067,722
Kalamazoo Hospital Finance Authority
Refunding Revenue Bonds
Bronson Healthcare Group
Series 2016
05/15/2036	4.000%	7,000,000	7,039,200
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	3,580,000	3,409,950
Series 2014H1
10/01/2022	5.000%	1,075,000	1,147,595
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/2034	6.000%	1,000,000	990,060
06/01/2048	6.000%	6,000,000	5,871,480
Total			22,525,889
Minnesota 2.1%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	3,500,000	3,309,460
07/01/2050	6.125%	1,500,000	1,403,970
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	2,000,000	1,928,260
City of Eveleth
Refunding Revenue Bonds
Arrowhead Senior Living Community
Series 2007
10/01/2027	5.200%	1,745,000	1,657,139
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2035	6.000%	2,235,000	2,155,077
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018
09/01/2021	3.750%	3,100,000	3,091,072
Minneapolis/St. Paul Housing Finance Board(f)
Revenue Bonds
Mortgage-Backed Securities Program-Cityliving
Series 2006A-2 (GNMA / FNMA) AMT
12/01/2038	5.000%	1,462	1,462
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,250,000	1,937,880
Total			15,484,320
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	1,995,000	2,226,400
Series 1992B
04/01/2022	6.700%	230,000	255,956
Total			2,482,356
Missouri 2.7%
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2039	6.875%	5,000,000	5,011,900
Grundy County Industrial Development Authority
Revenue Bonds
Wright Memorial Hospital
Series 2009
09/01/2034	6.750%	2,250,000	2,289,443
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights
Series 2010A
05/15/2045	8.250%	4,500,000	4,886,955
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	4,500,000	4,629,690

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia High Yield Municipal Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	3,071,640
Total			19,889,628
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	2,200,000	2,234,430
Nebraska 0.7%
Central Plains Energy Project
Revenue Bonds
Project #3
Series 2012
09/01/2042	5.000%	5,000,000	5,376,900
Nevada 1.8%
City of Carson City
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	455,000	485,512
City of Reno(e),(h)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	20,000,000	2,145,400
City of Sparks(e)
Tax Anticipation Revenue Bonds
Sales
Series 2008A
06/15/2028	6.750%	5,000,000	5,003,750
State of Nevada Department of Business & Industry(e),(f)
Revenue Bonds
Fulcrum Sierra Biofuels
Series 2017 AMT
12/15/2037	6.250%	2,000,000	2,105,600
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,523,048
Series 2018A
12/15/2048	5.000%	1,500,000	1,477,050
Total			13,740,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 0.3%
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	6.125%	2,500,000	2,576,275
New Jersey 3.6%
City of Atlantic City
Unlimited General Obligation Refunding Bonds
Tax Appeal
Series 2013
12/01/2021	5.000%	2,500,000	2,461,200
12/01/2024	5.000%	2,095,000	2,040,048
12/01/2025	5.000%	450,000	440,910
12/01/2028	5.000%	270,000	259,124
Middlesex County Improvement Authority(g)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	13
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/2025	0.000%	2,750,000	28,875
01/01/2037	0.000%	6,450,000	67,725
New Jersey Building Authority
Prerefunded 06/15/26 Revenue Bonds
Series 2016A
06/15/2030	4.000%	400,000	441,240
New Jersey Economic Development Authority
Revenue Bonds
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	522,605
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	960,000	987,802
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	1,500,000	1,550,085
Series 2015WW
06/15/2040	5.250%	375,000	394,774
New Jersey Economic Development Authority(f)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A AMT
06/15/2043	5.125%	2,000,000	2,056,780
New Jersey Higher Education Student Assistance Authority(f)
Subordinated Revenue Bonds
Series 2013-1B AMT
12/01/2043	4.750%	5,000,000	5,180,700

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2029	5.000%	3,000,000	3,316,110
Transportation System
Series 2018A
12/15/2036	5.000%	2,500,000	2,641,725
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	1,815,047
South Jersey Port Corp.(f)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B AMT
01/01/2048	5.000%	600,000	631,134
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	835,000	863,699
Subordinated Series 2018B
06/01/2046	5.000%	1,025,000	1,026,302
Total			26,725,898
New York 3.6%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	3,897,563
Build NYC Resource Corp.(e)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	765,000	697,871
Taxable International Leadership
Series 2016
07/01/2021	5.000%	165,000	162,352
City of New York
Unlimited General Obligation Refunding Bonds
Series 2015C
08/01/2027	5.000%	4,000,000	4,540,480
Glen Cove Local Economic Assistance Corp.(j)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	1,967,450
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jefferson County Industrial Development Agency(e),(f)
Revenue Bonds
Green Bonds
Series 2014 AMT
01/01/2024	5.250%	1,620,000	1,556,496
Nassau County Tobacco Settlement Corp.(h)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	580,000
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Series 2015FF
06/15/2027	5.000%	2,645,000	3,048,018
New York Transportation Development Corp.(f)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2026	5.000%	4,000,000	4,165,320
Revenue Bonds
Delta Air Lines, Inc. - LaGuardia Airport
Series 2018 AMT
01/01/2036	4.000%	1,000,000	993,850
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	5,000,000	4,837,450
Port Authority of New York & New Jersey(f)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/2019	6.750%	20,000	20,415
Total			26,467,265
North Carolina 0.9%
Durham Housing Authority(f)
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/2038	5.650%	2,985,205	3,026,728
North Carolina Medical Care Commission
Refunding Revenue Bonds
United Methodist Retirement Community
Series 2017
10/01/2047	5.000%	2,250,000	2,315,903
United Methodist Retirement Homes
Series 2016
10/01/2035	5.000%	1,000,000	1,048,750
Total			6,391,381

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia High Yield Municipal Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Dakota 0.4%
City of Fargo
Revenue Bonds
Sanford Obligation Group
Series 2011
11/01/2031	6.250%	2,500,000	2,788,575
Ohio 2.0%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	6,000,000	5,677,980
County of Scioto
Refunding Revenue Bonds
Southern Ohio Medical Center
Series 2016
02/15/2034	5.000%	1,445,000	1,575,628
Lake County Port & Economic Development Authority(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	6.750%	3,000,000	3,083,310
Ohio Air Quality Development Authority(e),(f)
Revenue Bonds
Pratt Paper LLC Project
Series 2017 AMT
01/15/2048	4.500%	500,000	500,350
State of Ohio(f)
Revenue Bonds
Portsmouth Bypass Project
Series 2015 AMT
12/31/2039	5.000%	4,100,000	4,339,645
Total			15,176,913
Oregon 1.5%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	1,027,010
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,254,988
Oregon State Business Development Commission(e),(f)
Refunding Revenue Bonds
Red Rock Biofuels LLC
Series 2018 AMT
04/01/2031	6.500%	2,000,000	1,924,440
04/01/2031	11.500%	1,000,000	1,047,830
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Housing & Community Services Department
Revenue Bonds
Single-Family Mortgage Program
Series 2018C
07/01/2043	3.950%	1,500,000	1,504,305
Warm Springs Reservation Confederated Tribe(k)
Revenue Bonds
Pelton Round Butte Tribal
Series 2009B
11/01/2033	6.375%	2,410,000	2,470,226
Total			11,228,799
Pennsylvania 6.2%
Allegheny County Higher Education Building Authority
Refunding Revenue Bonds
Duquesne University
Series 2016
03/01/2029	5.000%	1,030,000	1,165,558
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,371,429
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2046	4.000%	2,500,000	2,422,700
Dauphin County Industrial Development Authority(f)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A AMT
06/01/2024	6.900%	3,200,000	3,802,592
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,884,458
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	1,034,390
Pennsylvania Economic Development Financing Authority(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	3,000,000	2,868,660
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	1,650,000	1,734,810
06/30/2042	5.000%	3,700,000	3,865,760

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2018	15

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	3,375,000	3,476,655
Pennsylvania Higher Educational Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Shippensburg University
Series 2011
10/01/2043	6.250%	2,000,000	2,221,180
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2018-127B
04/01/2042	3.950%	1,510,000	1,496,289
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2014C
12/01/2044	5.000%	3,000,000	3,197,910
Subordinated Refunding Revenue Bonds
Series 2015A-1
12/01/2028	5.000%	3,300,000	3,658,578
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Wesley Enhanced Living
Series 2017
07/01/2049	5.000%	2,250,000	2,242,913
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	2,056,308
Philadelphia Gas Works Co.
Refunding Revenue Bonds
1998 General Ordinance
14th Series 2016
10/01/2037	4.000%	500,000	503,320
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,780,800
Series 2017E (BAM)
12/01/2037	4.000%	1,000,000	993,420
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2015
06/01/2025	5.000%	4,000,000	4,473,720
Total			46,251,450
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico 0.8%
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority(f),(k)
Revenue Bonds
Cogen Facilities AES Puerto Rico Project
Series 2000 AMT
06/01/2026	6.625%	5,820,000	5,667,225
Rhode Island 0.6%
Rhode Island Student Loan Authority(f)
Refunding Revenue Bonds
Series 2018A AMT
12/01/2034	3.500%	2,215,000	2,176,902
Revenue Bonds
Series 2016A AMT
12/01/2027	3.125%	2,675,000	2,608,607
Total			4,785,509
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	731,385
05/01/2048	5.125%	1,500,000	1,476,405
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,168,760
Total			6,376,550
Tennessee 0.8%
Tennessee Housing Development Agency
Revenue Bonds
Issue 3
Series 2018
07/01/2043	3.850%	6,000,000	5,850,660
Texas 7.9%
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	5,000,000	5,206,550
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Subordinated Revenue Bonds
Lien
Series 2011
01/01/2041	6.750%	5,000,000	5,459,950
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2015B
08/15/2037	5.000%	3,000,000	3,273,810

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia High Yield Municipal Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System(f)
Refunding Revenue Bonds
Special Facilities - United Airlines
Series 2011A AMT
07/15/2038	6.625%	4,000,000	4,284,640
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	5,500,000	5,538,940
Deaf Smith County Hospital District
Prerefunded 03/01/20 Limited General Obligation Bonds
Series 2010A
03/01/2040	6.500%	4,000,000	4,213,400
Mission Economic Development Corp.(f)
Revenue Bonds
Dallas Clean Energy McCommas
Series 2011 AMT
12/01/2024	6.875%	4,420,000	4,422,829
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	2,300,000	2,371,553
Collegiate Housing Island Campus
Series 2017
04/01/2037	5.000%	1,000,000	995,180
Legacy Midtown Park Project
Series 2018A
07/01/2054	5.500%	2,500,000	2,435,175
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	898,270
Series 2015A
07/01/2047	5.000%	1,000,000	897,520
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2047	5.125%	2,085,000	2,031,332
Pharr Higher Education Finance Authority
Prerefunded 08/15/19 Revenue Bonds
IDEA Public Schools
Series 2009
08/15/2039	6.500%	530,000	546,637
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	944,150
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,256,020
Sanger Industrial Development Corp.(e),(f),(g)
Revenue Bonds
Texas Pellets Project
Series 2012B AMT
07/01/2038	0.000%	4,950,000	1,584,000
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2052	6.750%	3,500,000	3,777,585
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,154,800
Texas Private Activity Bond Surface Transportation Corp.(f)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2055	5.000%	3,515,000	3,650,573
Total			58,942,914
Utah 0.3%
Salt Lake City Corp. Airport(f)
Revenue Bonds
Series 2017A AMT
07/01/2037	5.000%	2,000,000	2,199,380
Virgin Islands, U.S. 0.4%
Virgin Islands Public Finance Authority(k)
Revenue Bonds
Matching Fund Loan Notes
Series 2012A
10/01/2022	4.000%	700,000	707,000
Virgin Islands Water & Power Authority - Electric System(k)
Refunding Revenue Bonds
Series 2012A
07/01/2021	4.000%	2,150,000	2,123,125
Total			2,830,125
Virginia 2.3%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/2050	5.000%	2,275,000	2,339,724

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2018	17

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chesapeake Expressway Toll Road(h)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	6,352,157
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2051	5.000%	1,200,000	1,213,296
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2036	6.875%	2,500,000	2,663,500
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007-B1
06/01/2047	5.000%	5,000,000	4,739,250
Total			17,307,927
Washington 3.3%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2042	5.500%	2,150,000	2,170,038
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,158,653
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,237,987
12/01/2045	6.250%	2,500,000	2,465,700
Port of Seattle Industrial Development Corp.(f)
Refunding Revenue Bonds
Special Facilities Delta Air Lines, Inc.
Series 2012 AMT
04/01/2030	5.000%	2,500,000	2,689,725
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,710,000	1,709,470
Washington State Housing Finance Commission(e)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2051	5.000%	2,150,000	2,159,331
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	5,000,000	5,322,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	3,600,000	3,800,988
Total			24,714,092
Wisconsin 1.5%
Public Finance Authority(f)
Refunding Revenue Bonds
Celanese Project
Series 2016C AMT
11/01/2030	4.300%	2,000,000	2,021,440
Waste Management, Inc. Project
Series 2016 AMT
05/01/2027	2.875%	630,000	602,853
Public Finance Authority(e)
Refunding Revenue Bonds
Mary’s Woods At Marylhurst
Series 2017
05/15/2052	5.250%	2,300,000	2,353,475
Senior Revenue Bonds
Maryland Proton Treatment Center
Series 2018
01/01/2048	6.375%	1,500,000	1,521,780
Public Finance Authority
Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015A
12/01/2050	5.150%	3,220,000	3,231,238
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	900,000	865,638
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	750,000	758,843
Total			11,355,267
Total Municipal Bonds (Cost $723,212,860)			729,064,566

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia High Yield Municipal Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.533%(l)	37,259	37,259
Total Money Market Funds (Cost $37,259)		37,259
Total Investments in Securities (Cost $733,506,486)		739,358,021
Other Assets & Liabilities, Net		6,278,467
Net Assets		$745,636,488
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2018, the total value of these securities amounted to $206,196, which represents 0.03% of total net assets.
(b)	Valuation based on significant unobservable inputs.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of November 30, 2018.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2018, the total value of these securities amounted to $88,332,316, which represents 11.85% of total net assets.
(f)	Income from this security may be subject to alternative minimum tax.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2018, the total value of these securities amounted to $4,188,376, which represents 0.56% of total net assets.
(h)	Zero coupon bond.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2018.
(k)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2018, the total value of these securities amounted to $10,967,576, which represents 1.47% of total net assets.
(l)	The rate shown is the seven-day current annualized yield at November 30, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2018	19

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	—	206,196	206,196
Floating Rate Notes	—	10,050,000	—	10,050,000
Municipal Bonds	—	729,064,566	—	729,064,566
Money Market Funds	37,259	—	—	37,259
Total Investments in Securities	37,259	739,114,566	206,196	739,358,021
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia High Yield Municipal Fund | Semiannual Report 2018

Statement of Assets and Liabilities
November 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $733,506,486)	$739,358,021
Cash	3,824,879
Receivable for:
Investments sold	715,893
Capital shares sold	3,033,892
Interest	12,134,081
Expense reimbursement due from Investment Manager	400
Prepaid expenses	3,380
Trustees’ deferred compensation plan	122,791
Other assets	5,449
Total assets	759,198,786
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	6,360,340
Capital shares purchased	3,809,359
Distributions to shareholders	3,149,478
Management services fees	11,001
Distribution and/or service fees	1,872
Transfer agent fees	69,987
Compensation of board members	946
Compensation of chief compliance officer	50
Other expenses	36,474
Trustees’ deferred compensation plan	122,791
Total liabilities	13,562,298
Net assets applicable to outstanding capital stock	$745,636,488
Represented by
Paid in capital	755,447,791
Total distributable earnings (loss)	(9,811,303)
Total - representing net assets applicable to outstanding capital stock	$745,636,488
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2018	21

Statement of Assets and Liabilities  (continued)
November 30, 2018 (Unaudited)
Class A
Net assets	$149,009,611
Shares outstanding	14,449,423
Net asset value per share	$10.31
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.63
Advisor Class
Net assets	$3,843,071
Shares outstanding	372,258
Net asset value per share	$10.32
Class C
Net assets	$45,929,578
Shares outstanding	4,454,092
Net asset value per share	$10.31
Institutional Class
Net assets	$537,278,867
Shares outstanding	52,092,016
Net asset value per share	$10.31
Institutional 2 Class
Net assets	$7,970,933
Shares outstanding	773,274
Net asset value per share	$10.31
Institutional 3 Class
Net assets	$1,604,428
Shares outstanding	155,191
Net asset value per share	$10.34
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia High Yield Municipal Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended November 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,709
Interest	18,887,862
Total income	18,897,571
Expenses:
Management services fees	2,054,449
Distribution and/or service fees
Class A	144,500
Class C	224,235
Transfer agent fees
Class A	76,965
Advisor Class	2,309
Class C	25,152
Institutional Class	296,685
Institutional 2 Class	2,546
Institutional 3 Class	94
Compensation of board members	11,938
Custodian fees	3,780
Printing and postage fees	15,609
Registration fees	49,449
Audit fees	18,374
Legal fees	10,004
Compensation of chief compliance officer	149
Other	12,129
Total expenses	2,948,367
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(101,926)
Fees waived by distributor
Class C	(23,604)
Expense reduction	(420)
Total net expenses	2,822,417
Net investment income	16,075,154
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,336,106)
Net realized loss	(2,336,106)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(12,849,412)
Net change in unrealized appreciation (depreciation)	(12,849,412)
Net realized and unrealized loss	(15,185,518)
Net increase in net assets resulting from operations	$889,636
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2018	23

Statement of Changes in Net Assets
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Operations
Net investment income	$16,075,154	$32,152,170
Net realized loss	(2,336,106)	(6,838,081)
Net change in unrealized appreciation (depreciation)	(12,849,412)	3,446,480
Net increase in net assets resulting from operations	889,636	28,760,569
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,493,503)
Advisor Class	(108,911)
Class C	(985,914)
Institutional Class	(14,005,932)
Institutional 2 Class	(223,331)
Institutional 3 Class	(40,972)
Net investment income
Class A		(5,814,348)
Advisor Class		(163,776)
Class B		(188)
Class C		(1,880,925)
Institutional Class		(26,465,653)
Institutional 2 Class		(265,246)
Institutional 3 Class		(38,928)
Total distributions to shareholders	(18,858,563)	(34,629,064)
Increase (decrease) in net assets from capital stock activity	4,254,828	(30,779,418)
Total decrease in net assets	(13,714,099)	(36,647,913)
Net assets at beginning of period	759,350,587	795,998,500
Net assets at end of period	$745,636,488	$759,350,587
Undistributed net investment income	$2,128,183	$4,911,592
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia High Yield Municipal Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2018 (Unaudited)		May 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,585,524	37,564,842	3,437,330	36,404,520
Distributions reinvested	304,154	3,175,447	498,090	5,267,391
Redemptions	(2,019,849)	(21,087,145)	(3,663,136)	(38,743,361)
Net increase	1,869,829	19,653,144	272,284	2,928,550
Advisor Class
Subscriptions	49,797	520,189	318,386	3,365,423
Distributions reinvested	10,333	108,051	15,357	162,550
Redemptions	(137,468)	(1,433,647)	(236,518)	(2,507,657)
Net increase (decrease)	(77,338)	(805,407)	97,225	1,020,316
Class B
Distributions reinvested	—	—	8	83
Redemptions	—	—	(4,109)	(43,876)
Net decrease	—	—	(4,101)	(43,793)
Class C
Subscriptions	460,988	4,799,861	800,087	8,473,818
Distributions reinvested	87,095	909,513	165,309	1,748,215
Redemptions	(784,851)	(8,207,137)	(1,142,156)	(12,102,307)
Net decrease	(236,768)	(2,497,763)	(176,760)	(1,880,274)
Institutional Class
Subscriptions	5,153,558	53,875,265	8,935,977	94,656,299
Distributions reinvested	549,718	5,741,229	931,235	9,848,777
Redemptions	(6,928,786)	(72,227,789)	(13,323,863)	(141,178,075)
Net decrease	(1,225,510)	(12,611,295)	(3,456,651)	(36,672,999)
Institutional 2 Class
Subscriptions	231,023	2,428,656	409,740	4,328,687
Distributions reinvested	21,333	222,813	25,060	264,748
Redemptions	(215,120)	(2,245,800)	(213,167)	(2,255,220)
Net increase	37,236	405,669	221,633	2,338,215
Institutional 3 Class
Subscriptions	28,709	302,399	158,527	1,685,515
Distributions reinvested	3,891	40,715	3,637	38,455
Redemptions	(22,272)	(232,634)	(18,255)	(193,403)
Net increase	10,328	110,480	143,909	1,530,567
Total net increase (decrease)	377,777	4,254,828	(2,902,461)	(30,779,418)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2018	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 11/30/2018 (Unaudited)	$10.56	0.21	(0.21)	0.00 (c)	(0.25)	(0.25)
Year Ended 5/31/2018	$10.64	0.43	(0.05)	0.38	(0.46)	(0.46)
Year Ended 5/31/2017	$10.90	0.45	(0.26)	0.19	(0.45)	(0.45)
Year Ended 5/31/2016	$10.71	0.47	0.19	0.66	(0.47)	(0.47)
Year Ended 5/31/2015	$10.56	0.47	0.15	0.62	(0.47)	(0.47)
Year Ended 5/31/2014	$10.72	0.49	(0.16)	0.33	(0.49)	(0.49)
Advisor Class
Six Months Ended 11/30/2018 (Unaudited)	$10.57	0.23	(0.22)	0.01	(0.26)	(0.26)
Year Ended 5/31/2018	$10.65	0.45	(0.05)	0.40	(0.48)	(0.48)
Year Ended 5/31/2017	$10.92	0.47	(0.27)	0.20	(0.47)	(0.47)
Year Ended 5/31/2016	$10.72	0.49	0.20	0.69	(0.49)	(0.49)
Year Ended 5/31/2015	$10.57	0.49	0.15	0.64	(0.49)	(0.49)
Year Ended 5/31/2014	$10.73	0.52	(0.18)	0.34	(0.50)	(0.50)
Class C
Six Months Ended 11/30/2018 (Unaudited)	$10.56	0.18	(0.21)	(0.03)	(0.22)	(0.22)
Year Ended 5/31/2018	$10.64	0.36	(0.05)	0.31	(0.39)	(0.39)
Year Ended 5/31/2017	$10.90	0.38	(0.26)	0.12	(0.38)	(0.38)
Year Ended 5/31/2016	$10.71	0.40	0.19	0.59	(0.40)	(0.40)
Year Ended 5/31/2015	$10.56	0.40	0.15	0.55	(0.40)	(0.40)
Year Ended 5/31/2014	$10.72	0.43	(0.16)	0.27	(0.43)	(0.43)
Institutional Class
Six Months Ended 11/30/2018 (Unaudited)	$10.56	0.23	(0.22)	0.01	(0.26)	(0.26)
Year Ended 5/31/2018	$10.64	0.45	(0.05)	0.40	(0.48)	(0.48)
Year Ended 5/31/2017	$10.90	0.47	(0.26)	0.21	(0.47)	(0.47)
Year Ended 5/31/2016	$10.71	0.49	0.19	0.68	(0.49)	(0.49)
Year Ended 5/31/2015	$10.56	0.49	0.15	0.64	(0.49)	(0.49)
Year Ended 5/31/2014	$10.72	0.51	(0.16)	0.35	(0.51)	(0.51)
Institutional 2 Class
Six Months Ended 11/30/2018 (Unaudited)	$10.55	0.23	(0.20)	0.03	(0.27)	(0.27)
Year Ended 5/31/2018	$10.63	0.45	(0.04)	0.41	(0.49)	(0.49)
Year Ended 5/31/2017	$10.90	0.48	(0.27)	0.21	(0.48)	(0.48)
Year Ended 5/31/2016	$10.70	0.50	0.20	0.70	(0.50)	(0.50)
Year Ended 5/31/2015	$10.55	0.50	0.15	0.65	(0.50)	(0.50)
Year Ended 5/31/2014	$10.71	0.52	(0.17)	0.35	(0.51)	(0.51)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia High Yield Municipal Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2018 (Unaudited)	$10.31	0.03%	0.88% (d)	0.85% (d),(e)	4.10% (d)	13%	$149,010
Year Ended 5/31/2018	$10.56	3.68%	0.88%	0.85% (e)	4.04%	16%	$132,807
Year Ended 5/31/2017	$10.64	1.81%	0.90% (f)	0.84% (e),(f)	4.21%	21%	$130,917
Year Ended 5/31/2016	$10.90	6.27%	0.95%	0.86% (e)	4.33%	10%	$190,262
Year Ended 5/31/2015	$10.71	5.97%	0.95%	0.86% (e)	4.44%	7%	$150,483
Year Ended 5/31/2014	$10.56	3.35%	0.95%	0.86% (e)	4.87%	12%	$123,890
Advisor Class
Six Months Ended 11/30/2018 (Unaudited)	$10.32	0.13%	0.68% (d)	0.65% (d),(e)	4.30% (d)	13%	$3,843
Year Ended 5/31/2018	$10.57	3.89%	0.68%	0.65% (e)	4.24%	16%	$4,752
Year Ended 5/31/2017	$10.65	1.92%	0.71% (f)	0.64% (e),(f)	4.41%	21%	$3,753
Year Ended 5/31/2016	$10.92	6.58%	0.75%	0.66% (e)	4.52%	10%	$4,607
Year Ended 5/31/2015	$10.72	6.18%	0.76%	0.66% (e)	4.65%	7%	$4,218
Year Ended 5/31/2014	$10.57	3.53%	0.76%	0.65% (e)	5.09%	12%	$2,476
Class C
Six Months Ended 11/30/2018 (Unaudited)	$10.31	(0.30%)	1.63% (d)	1.50% (d),(e)	3.45% (d)	13%	$45,930
Year Ended 5/31/2018	$10.56	3.01%	1.63%	1.50% (e)	3.39%	16%	$49,519
Year Ended 5/31/2017	$10.64	1.15%	1.65% (f)	1.48% (e),(f)	3.58%	21%	$51,775
Year Ended 5/31/2016	$10.90	5.58%	1.70%	1.51% (e)	3.67%	10%	$60,144
Year Ended 5/31/2015	$10.71	5.31%	1.70%	1.49% (e)	3.79%	7%	$32,575
Year Ended 5/31/2014	$10.56	2.73%	1.70%	1.46% (e)	4.26%	12%	$19,946
Institutional Class
Six Months Ended 11/30/2018 (Unaudited)	$10.31	0.13%	0.68% (d)	0.65% (d),(e)	4.30% (d)	13%	$537,279
Year Ended 5/31/2018	$10.56	3.88%	0.68%	0.65% (e)	4.24%	16%	$562,972
Year Ended 5/31/2017	$10.64	2.01%	0.70% (f)	0.64% (e),(f)	4.43%	21%	$604,031
Year Ended 5/31/2016	$10.90	6.48%	0.75%	0.66% (e)	4.55%	10%	$672,655
Year Ended 5/31/2015	$10.71	6.19%	0.75%	0.66% (e)	4.64%	7%	$665,442
Year Ended 5/31/2014	$10.56	3.56%	0.75%	0.67% (e)	5.07%	12%	$605,931
Institutional 2 Class
Six Months Ended 11/30/2018 (Unaudited)	$10.31	0.24%	0.63% (d)	0.60% (d)	4.35% (d)	13%	$7,971
Year Ended 5/31/2018	$10.55	3.92%	0.63%	0.59%	4.30%	16%	$7,767
Year Ended 5/31/2017	$10.63	2.00%	0.61% (f)	0.56% (f)	4.48%	21%	$5,469
Year Ended 5/31/2016	$10.90	6.67%	0.62%	0.57%	4.62%	10%	$7,922
Year Ended 5/31/2015	$10.70	6.27%	0.61%	0.58%	4.67%	7%	$3,893
Year Ended 5/31/2014	$10.55	3.64%	0.63%	0.57%	5.21%	12%	$7,807
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2018	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2018 (Unaudited)	$10.58	0.23	(0.20)	0.03	(0.27)	(0.27)
Year Ended 5/31/2018	$10.66	0.46	(0.04)	0.42	(0.50)	(0.50)
Year Ended 5/31/2017(g)	$10.48	0.12	0.18 (h)	0.30	(0.12)	(0.12)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
05/31/2017	0.02%	0.02%	0.03%	0.02%	0.02%

(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia High Yield Municipal Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2018 (Unaudited)	$10.34	0.27%	0.58% (d)	0.55% (d)	4.40% (d)	13%	$1,604
Year Ended 5/31/2018	$10.58	3.99%	0.59%	0.55%	4.41%	16%	$1,533
Year Ended 5/31/2017(g)	$10.66	2.86%	0.61% (d)	0.53% (d)	4.62% (d)	21%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2018	29

Notes to Financial Statements
November 30, 2018 (Unaudited)
Note 1. Organization
Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
30	Columbia High Yield Municipal Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia High Yield Municipal Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.54% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2018 was 0.54% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
32	Columbia High Yield Municipal Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2018, these minimum account balance fees reduced total expenses of the Fund by $420.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia High Yield Municipal Fund | Semiannual Report 2018	33

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2018, if any, are listed below:
Amount ($)
Class A	152,245
Class C	3,393
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	October 1, 2018 through September 30, 2019	Prior to October 1, 2018
Class A	0.86%	0.86%
Advisor Class	0.66	0.66
Class C	1.61	1.61
Institutional Class	0.66	0.66
Institutional 2 Class	0.61	0.60
Institutional 3 Class	0.56	0.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
34	Columbia High Yield Municipal Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
At November 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
733,506,000	29,221,000	(23,369,000)	5,852,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
4,244,605	1,661,297	9,523,637	15,429,539
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $101,713,189 and $100,337,173, respectively, for the six months ended November 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The
Columbia High Yield Municipal Fund | Semiannual Report 2018	35

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended November 30, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Municipal securities risk
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At November 30, 2018, one unaffiliated shareholder of record owned 40.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 14.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a
36	Columbia High Yield Municipal Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia High Yield Municipal Fund | Semiannual Report 2018	37

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia High Yield Municipal Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
38	Columbia High Yield Municipal Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment Performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the seventy-sixth, seventy-first and fifty-seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Columbia High Yield Municipal Fund | Semiannual Report 2018	39

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
40	Columbia High Yield Municipal Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia High Yield Municipal Fund | Semiannual Report 2018	41

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
42	Columbia High Yield Municipal Fund | Semiannual Report 2018

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Columbia High Yield Municipal Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR161_05_J01_(01/19)

SemiAnnual Report
November 30, 2018
Columbia Adaptive Risk Allocation Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Adaptive Risk Allocation Fund   |  Semiannual Report 2018

Columbia Adaptive Risk Allocation Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Adaptive Risk Allocation Fund (the Fund) pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2015
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended November 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	06/19/12	-1.57	0.12	4.98	4.20
	Including sales charges		-7.24	-5.67	3.75	3.25
Advisor Class*		10/01/14	-1.47	0.36	5.21	4.38
Class C	Excluding sales charges	06/19/12	-2.02	-0.74	4.17	3.41
	Including sales charges		-3.00	-1.67	4.17	3.41
Institutional Class		06/19/12	-1.47	0.35	5.25	4.46
Institutional 2 Class		06/19/12	-1.46	0.26	5.31	4.51
Institutional 3 Class*		10/01/14	-1.46	0.32	5.28	4.43
Class R		06/19/12	-1.68	-0.16	4.72	3.95
Class T	Excluding sales charges	06/19/12	-1.57	0.03	5.00	4.22
	Including sales charges		-4.05	-2.44	4.47	3.80
Modified Blended Benchmark			-2.39	-1.59	4.01	5.97
New Blended Benchmark			-0.46	1.00	6.02	7.82
FTSE Three-Month U.S. Treasury Bill Index			1.02	1.76	0.57	0.45
Former Blended Benchmark			-2.94	-1.94	3.98	6.02
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
Effective January 1, 2018, the Fund compares its performance to that of a blended benchmark consisting of 60% MSCI ACWI (Net) Hedged to DM Currencies and 40% Bloomberg Barclays Global Aggregate Bond Hedged Index (the New Blended Benchmark). In addition, on the same date, the blended benchmark consisting of 60% MSCI ACWI All Cap Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index (the Former Blended Benchmark) was modified to a blended benchmark consisting of 60% MSCI ACWI (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index (the Modified Blended Benchmark). The Fund continues to compare its performance to that of the FTSE Three-Month U.S. Treasury Bill Index. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (the Investment Manager), recommended these changes because the Investment Manager believes that the new benchmarks provide a more complete comparison to how the Fund is managed.
The MSCI ACWI (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The MSCI ACWI All Cap Index (Net) captures large, mid, small and micro cap representation across 23 developed markets countries and large, mid and small cap representation across 23 emerging markets countries.
The Bloomberg Barclays Global Aggregate Bond Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.
2	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
The MSCI ACWI (Net) Hedged DM Currencies Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of all developed market exposures of its parent index, the MSCI ACWI, to the US Dollar (USD), the “home” currency for the hedged index. The MSCI ACWI (Net) Hedged DM Currencies Index is 100% hedged to the USD of developed market currencies by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid cap stocks across 23 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries.
The Bloomberg Barclays Global Aggregate Bond Index Hedged is an unmanaged index that is comprised of several other Bloomberg Barclays indexes that measure fixed income performance of regions around the world while hedging the currency back to the US dollar.
The FTSE Three-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of three-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI All Cap Index (Net), MSCI ACWI (Net) and MSCI ACWI (Net) Hedged to DM Currencies, which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at November 30, 2018)
Alternative Strategies Funds	7.1
Common Stocks	7.2
Foreign Government Obligations	11.7
Inflation-Indexed Bonds	18.1
Money Market Funds(a)	44.0
Residential Mortgage-Backed Securities - Agency	2.5
U.S. Treasury Obligations	9.4
Total	100.0

(a)	Includes investments in Money Market Funds (amounting to $1,273.1 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure by asset class categories (%)(a) (at November 30, 2018)
Equity Assets	51.3%
Inflation-Hedging Assets	27.6%
Spread Assets	20.1%
Interest Rate Assets	30.4%
(a) Percentages are based upon net assets. The percentages do not equal 100% due to the effects of leverage within the Fund’s portfolio. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. The Fund’s portfolio composition and its market exposure are subject to change. Inflation-Hedging Assets may include, but are not limited to, direct or indirect investments in commodity-related investments, including certain types of commodities-linked derivatives and notes, and U.S. and non-U.S. inflation-linked bonds. Interest Rate Assets generally include fixed-income securities issued by U.S. and non-U.S. governments. Spread Assets generally include any other fixed-income securities.

4	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2018 — November 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	984.30	1,020.05	4.97	5.06	1.00
Advisor Class	1,000.00	1,000.00	985.30	1,021.31	3.73	3.80	0.75
Class C	1,000.00	1,000.00	979.80	1,016.29	8.69	8.85	1.75
Institutional Class	1,000.00	1,000.00	985.30	1,021.31	3.73	3.80	0.75
Institutional 2 Class	1,000.00	1,000.00	985.40	1,021.21	3.83	3.90	0.77
Institutional 3 Class	1,000.00	1,000.00	985.40	1,021.21	3.83	3.90	0.77
Class R	1,000.00	1,000.00	983.20	1,018.80	6.21	6.33	1.25
Class T	1,000.00	1,000.00	984.30	1,020.05	4.97	5.06	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	5

Portfolio of Investments
November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	38,395,703	204,649,095
Total Alternative Strategies Funds (Cost $217,287,841)		204,649,095

Common Stocks 7.0%
Issuer	Shares	Value ($)
Real Estate 7.0%
Equity Real Estate Investment Trusts (REITS) 7.0%
Alexandria Real Estate Equities, Inc.	74,931	9,328,909
American Homes 4 Rent, Class A	424,696	8,846,418
American Tower Corp.	15,226	2,504,525
AvalonBay Communities, Inc.	44,101	8,404,327
Coresite Realty Corp.	41,466	4,041,276
Corporate Office Properties Trust	165,397	4,047,265
Crown Castle International Corp.	30,794	3,538,231
CubeSmart	169,869	5,289,721
Digital Realty Trust, Inc.	123,337	14,188,688
Duke Realty Corp.	171,644	4,884,988
Equinix, Inc.	16,628	6,406,436
Equity LifeStyle Properties, Inc.	124,494	12,390,888
Equity Residential	78,739	5,610,154
Essex Property Trust, Inc.	43,299	11,366,420
Extra Space Storage, Inc.	53,496	5,134,546
Farmland Partners, Inc.	68,903	427,199
First Industrial Realty Trust, Inc.	198,964	6,378,786
Four Corners Property Trust, Inc.	174,189	4,832,003
Highwoods Properties, Inc.	151,084	6,552,513
Host Hotels & Resorts, Inc.	484,829	9,211,751
Invitation Homes, Inc.	319,565	6,857,865
Life Storage, Inc.	21,213	2,071,237
Mack-Cali Realty Corp.	207,716	4,499,128
MedEquities Realty Trust, Inc.	160,706	1,099,229
Outfront Media, Inc.	68,164	1,416,448
Pebblebrook Hotel Trust	66,002	2,304,790
ProLogis, Inc.	148,958	10,030,832
Retail Value, Inc.(b)	21,099	611,660
Simon Property Group, Inc.	98,504	18,291,208
Common Stocks (continued)
Issuer	Shares	Value ($)
SITE Centers Corp.	210,787	2,622,190
SL Green Realty Corp.	103,974	10,025,173
Sun Communities, Inc.	44,778	4,661,390
Sunstone Hotel Investors, Inc.	198,667	3,031,658
Ventas, Inc.	106,767	6,778,637
Total		207,686,489
Total Real Estate		207,686,489
Total Common Stocks (Cost $206,158,546)		207,686,489

Foreign Government Obligations(c),(d) 11.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.3%
Republic of Austria Government Bond(e)
03/15/2037	4.150%	EUR	5,148,000	8,753,210
Belgium 1.3%
Kingdom of Belgium Government Bond(e)
06/22/2024	2.600%	EUR	18,012,000	23,207,155
03/28/2041	4.250%	EUR	9,065,000	15,434,711
Total				38,641,866
France 0.6%
French Republic Government Bond OAT(e)
05/25/2045	3.250%	EUR	8,232,464	12,800,771
05/25/2048	2.000%	EUR	4,948,000	6,080,090
Total				18,880,861
Italy 1.5%
Italy Buoni Poliennali Del Tesoro(e)
09/01/2028	4.750%	EUR	18,205,000	23,507,037
09/01/2046	3.250%	EUR	8,274,000	8,651,518
03/01/2047	2.700%	EUR	10,877,000	10,351,962
Total				42,510,517
Japan 2.7%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	1,739,150,000	15,391,650
Japan Government 20-Year Bond
06/20/2032	1.500%	JPY	23,300,000	238,719
09/20/2037	0.600%	JPY	1,451,000,000	12,902,198
Japan Government 30-Year Bond
03/20/2037	2.400%	JPY	288,250,000	3,368,479
03/20/2047	0.800%	JPY	1,409,900,000	12,449,026
06/20/2047	0.800%	JPY	337,300,000	2,973,051
09/20/2047	0.800%	JPY	1,118,800,000	9,849,037
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
03/20/2048	0.800%	JPY	2,373,750,000	20,861,794
Total				78,033,954
Mexico 0.3%
Mexican Bonos
06/10/2021	6.500%	MXN	201,310,000	9,410,977
Poland 0.0%
Republic of Poland Government Bond
07/25/2026	2.500%	PLN	4,247,000	1,094,295
South Africa 1.3%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	467,000,000	36,662,166
Spain 2.9%
Spain Government Bond(e)
10/31/2024	2.750%	EUR	33,021,000	41,677,240
04/30/2028	1.400%	EUR	13,726,000	15,494,626
07/30/2030	1.950%	EUR	9,401,000	10,891,386
07/30/2040	4.900%	EUR	11,520,000	18,658,674
Total				86,721,926
United Kingdom 0.7%
United Kingdom Gilt(e)
06/07/2032	4.250%	GBP	11,023,000	18,487,584
01/22/2045	3.500%	GBP	832,133	1,361,596
Total				19,849,180
Total Foreign Government Obligations (Cost $355,373,529)				340,558,952

Inflation-Indexed Bonds(c) 17.8%

Australia 0.3%
Australia Government Bond(e)
08/21/2035	2.000%	AUD	5,976,117	5,076,456
08/21/2040	1.250%	AUD	4,205,861	3,200,801
Total				8,277,257
France 2.0%
France Government Bond OAT(e)
07/25/2032	3.150%	EUR	8,652,606	14,767,041
French Republic Government Bond OAT(e)
07/25/2024	0.250%	EUR	27,116,178	33,116,853
07/25/2040	1.800%	EUR	6,050,224	9,888,188
Total				57,772,082
Germany 0.7%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(e)
04/15/2030	0.500%	EUR	4,089,356	5,387,837
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Deutsche Bundesrepublik Inflation-Linked Bond(e)
04/15/2023	0.100%	EUR	11,313,231	13,624,421
04/15/2046	0.100%	EUR	1,610,130	2,213,987
Total				21,226,245
Italy 1.2%
Italy Buoni Poliennali Del Tesoro(e)
09/15/2026	3.100%	EUR	21,072,848	25,769,540
09/15/2041	2.550%	EUR	9,447,340	10,776,096
Total				36,545,636
Japan 1.2%
Japanese Government CPI-Linked Bond
03/10/2025	0.100%	JPY	921,019,600	8,430,200
03/10/2026	0.100%	JPY	797,259,000	7,317,660
03/10/2027	0.100%	JPY	2,227,672,380	20,442,581
Total				36,190,441
Spain 1.1%
Spain Government Inflation-Linked Bond(e)
11/30/2024	1.800%	EUR	13,048,665	16,764,972
11/30/2027	0.650%	EUR	5,777,649	6,846,657
11/30/2030	1.000%	EUR	7,154,539	8,623,744
Total				32,235,373
United Kingdom 5.6%
United Kingdom Gilt Inflation-Linked Bond(e)
03/22/2024	0.125%	GBP	8,271,553	11,884,190
03/22/2029	0.125%	GBP	18,512,753	28,922,522
03/22/2034	0.750%	GBP	15,597,840	28,265,387
11/22/2037	1.125%	GBP	9,812,179	19,999,140
03/22/2044	0.125%	GBP	9,784,360	18,265,781
03/22/2052	0.250%	GBP	17,391,009	37,327,086
11/22/2056	0.125%	GBP	6,318,392	13,901,413
11/22/2065	0.125%	GBP	2,817,813	7,092,943
Total				165,658,462
United States 5.7%
U.S. Treasury Inflation-Indexed Bond
01/15/2021	1.125%		6,140,381	6,133,735
01/15/2022	0.125%		22,558,664	21,896,601
01/15/2024	0.625%		30,021,365	29,436,477
01/15/2025	0.250%		25,766,781	24,610,402
07/15/2027	0.375%		29,892,043	28,280,675
01/15/2028	0.500%		25,207,612	23,964,779
02/15/2042	0.750%		11,456,681	10,295,416
02/15/2043	0.625%		10,458,355	9,080,594
02/15/2045	0.750%		8,142,988	7,211,813

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2048	1.000%	5,891,336	5,520,979
Total			166,431,471
Total Inflation-Indexed Bonds (Cost $546,041,138)			524,336,967

Residential Mortgage-Backed Securities - Agency 2.5%

Federal National Mortgage Association(f)
12/18/2033	2.500%	10,099,328	9,739,145
12/13/2048	3.000%	11,750,000	11,198,520
12/13/2048	3.500%	15,000,000	14,706,595
12/13/2048	4.000%	10,275,000	10,331,705
12/13/2048	4.500%	4,050,000	4,163,438
12/13/2048	5.000%	2,275,000	2,379,952
Government National Mortgage Association(f)
12/19/2048	3.500%	20,723,000	20,481,737
Total Residential Mortgage-Backed Securities - Agency (Cost $72,169,046)			73,001,092

U.S. Treasury Obligations 9.2%

U.S. Treasury
08/15/2027	2.250%	63,625,000	60,015,879
11/15/2027	2.250%	70,604,000	66,456,015
02/15/2028	2.750%	75,260,000	73,712,349
05/15/2028	2.875%	73,381,000	72,557,396
Total U.S. Treasury Obligations (Cost $279,120,549)			272,741,639
Money Market Funds 43.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(a),(g)	1,273,236,782	1,273,109,458
Total Money Market Funds (Cost $1,273,125,257)		1,273,109,458
Total Investments in Securities (Cost: $2,949,275,906)		2,896,083,692
Other Assets & Liabilities, Net		52,468,225
Net Assets		2,948,551,917

At November 30, 2018, securities and/or cash totaling $96,327,211 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
23,619,740,000 JPY	210,545,034 USD	HSBC	12/07/2018	2,399,902	—
198,958,000 MXN	10,302,299 USD	HSBC	12/07/2018	531,831	—
422,588,000 NOK	51,468,401 USD	HSBC	12/07/2018	2,293,009	—
38,069,000 NZD	25,112,406 USD	HSBC	12/07/2018	—	(1,057,519)
3,374,000 PLN	902,250 USD	HSBC	12/07/2018	12,174	—
83,070,000 SEK	9,262,075 USD	HSBC	12/07/2018	134,005	—
5,710,000 SGD	4,150,584 USD	HSBC	12/07/2018	—	(11,758)
13,102,054 USD	1,470,928,000 JPY	HSBC	12/07/2018	—	(139,739)
49,532,087 USD	416,679,000 NOK	HSBC	12/07/2018	—	(1,044,309)
24,718,726 USD	37,634,000 NZD	HSBC	12/07/2018	1,152,165	—
61,324 USD	550,000 SEK	HSBC	12/07/2018	—	(887)
48,740,000 AUD	34,782,814 USD	Morgan Stanley	12/07/2018	—	(843,157)
1,342,000 CAD	1,024,838 USD	Morgan Stanley	12/07/2018	14,695	—
26,869,000 CHF	27,063,315 USD	Morgan Stanley	12/07/2018	158,632	—
36,057,000 DKK	5,568,524 USD	Morgan Stanley	12/07/2018	97,214	—
418,612,300 EUR	481,655,348 USD	Morgan Stanley	12/07/2018	7,589,777	—
216,024,097 GBP	282,166,672 USD	Morgan Stanley	12/07/2018	6,842,344	—
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,701,766 USD	6,607,000 AUD	Morgan Stanley	12/07/2018	127,548	—
28,942,840 USD	25,267,000 EUR	Morgan Stanley	12/07/2018	—	(328,738)
3,484,139 USD	2,737,000 GBP	Morgan Stanley	12/07/2018	4,187	—
25,065,555 USD	19,480,000 GBP	Morgan Stanley	12/07/2018	—	(238,149)
523,857,000 ZAR	36,155,248 USD	Morgan Stanley	12/07/2018	—	(1,630,520)
Total				21,357,483	(5,294,776)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	160	03/2019	EUR	19,993,925	101,873	—
Euro-Bund	162	03/2019	EUR	26,389,090	113,962	—
Euro-Buxl 30-Year	9	03/2019	EUR	1,604,674	14,714	—
Euro-OAT	172	03/2019	EUR	26,124,612	121,032	—
Japanese 10-Year Government Bond	81	12/2018	JPY	12,197,891,242	748,521	—
Long Gilt	250	03/2019	GBP	31,314,095	142,949	—
MSCI EAFE Index	170	12/2018	USD	15,438,550	27,525	—
MSCI EAFE Index Future	3,343	12/2018	USD	303,594,545	—	(25,535,926)
MSCI Emerging Markets Index	75	12/2018	USD	3,748,500	160,289	—
MSCI Emerging Markets Index	434	12/2018	USD	21,691,320	—	(1,089,366)
Russell 2000 E-mini	784	12/2018	USD	60,156,320	788,257	—
S&P 500 E-mini	5,278	12/2018	USD	727,915,370	—	(39,662,026)
TOPIX Index	813	12/2018	JPY	13,560,840,000	491,532	—
U.S. Treasury 10-Year Note	1,345	03/2019	USD	159,941,643	427,928	—
U.S. Treasury Ultra 10-Year Note	693	03/2019	USD	88,112,026	307,111	—
Total					3,445,693	(66,287,318)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(498)	03/2019	CAD	(66,163,921)	—	(286,458)
Hang Seng Index	(189)	12/2018	HKD	(250,717,950)	—	(233,996)
S&P/TSX 60 Index	(427)	12/2018	CAD	(77,944,580)	965,038	—
SPI 200 Index	(289)	12/2018	AUD	(40,994,650)	2,503,922	—
Total					3,468,960	(520,454)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 30	Morgan Stanley	12/20/2023	1.000	Quarterly	2.070	USD	124,049,000	(574,419)	—	—	—	(574,419)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	3.926	USD	206,912,000	(3,258,413)	—	—	—	(3,258,413)
Markit CDX North America Investment Grade Index, Series 31	Morgan Stanley	12/20/2023	1.000	Quarterly	0.752	USD	116,520,000	(593,003)	—	—	—	(593,003)
Total								(4,425,835)	—	—	—	(4,425,835)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	72,539,944	25,634,500	(59,778,741)	38,395,703	—	3,120,191	(37,572,427)	—	204,649,095
Columbia Short-Term Cash Fund, 2.364%
	1,364,858,194	1,947,052,196	(2,038,673,608)	1,273,236,782	—	(47,220)	(78,584)	13,664,739	1,273,109,458
Total					—	3,072,971	(37,651,011)	13,664,739	1,477,758,553

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2018, the total value of these securities amounted to $537,072,615, which represents 18.21% of total net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at November 30, 2018.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	204,649,095	—	—	—	204,649,095
Common Stocks
Real Estate	207,686,489	—	—	—	207,686,489
Foreign Government Obligations	—	340,558,952	—	—	340,558,952
Inflation-Indexed Bonds	—	524,336,967	—	—	524,336,967
Residential Mortgage-Backed Securities - Agency	—	73,001,092	—	—	73,001,092
U.S. Treasury Obligations	272,741,639	—	—	—	272,741,639
Money Market Funds	—	—	—	1,273,109,458	1,273,109,458
Total Investments in Securities	685,077,223	937,897,011	—	1,273,109,458	2,896,083,692
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	21,357,483	—	—	21,357,483
Futures Contracts	6,914,653	—	—	—	6,914,653
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(5,294,776)	—	—	(5,294,776)
Futures Contracts	(66,807,772)	—	—	—	(66,807,772)
Swap Contracts	—	(4,425,835)	—	—	(4,425,835)
Total	625,184,104	949,533,883	—	1,273,109,458	2,847,827,445
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Statement of Assets and Liabilities
November 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,458,862,809)	$1,418,325,139
Affiliated issuers (cost $1,490,413,097)	1,477,758,553
Foreign currency (cost $1,296,821)	1,270,812
Margin deposits on:
Futures contracts	67,098,470
Swap contracts	29,228,741
Unrealized appreciation on forward foreign currency exchange contracts	21,357,483
Receivable for:
Investments sold	4,493,316
Capital shares sold	4,217,759
Dividends	2,533,490
Interest	5,902,680
Foreign tax reclaims	400,648
Variation margin for futures contracts	5,398,063
Variation margin for swap contracts	19,707
Prepaid expenses	13,770
Trustees’ deferred compensation plan	49,439
Other assets	84,323
Total assets	3,038,152,393
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	5,294,776
Payable for:
Investments purchased on a delayed delivery basis	72,270,051
Capital shares purchased	9,237,745
Variation margin for futures contracts	1,907,534
Variation margin for swap contracts	575,547
Management services fees	55,471
Distribution and/or service fees	3,506
Transfer agent fees	102,670
Compensation of board members	684
Compensation of chief compliance officer	181
Other expenses	102,872
Trustees’ deferred compensation plan	49,439
Total liabilities	89,600,476
Net assets applicable to outstanding capital stock	$2,948,551,917
Represented by
Paid in capital	2,899,398,277
Total distributable earnings (loss)	49,153,640
Total - representing net assets applicable to outstanding capital stock	$2,948,551,917
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	13

Statement of Assets and Liabilities  (continued)
November 30, 2018 (Unaudited)
Class A
Net assets	$122,924,727
Shares outstanding	11,557,909
Net asset value per share	$10.64
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.29
Advisor Class
Net assets	$24,024,887
Shares outstanding	2,233,582
Net asset value per share	$10.76
Class C
Net assets	$96,746,441
Shares outstanding	9,472,624
Net asset value per share	$10.21
Institutional Class
Net assets	$2,678,281,286
Shares outstanding	249,143,914
Net asset value per share	$10.75
Institutional 2 Class
Net assets	$17,280,439
Shares outstanding	1,604,404
Net asset value per share	$10.77
Institutional 3 Class
Net assets	$8,113,452
Shares outstanding	751,733
Net asset value per share	$10.79
Class R
Net assets	$295,759
Shares outstanding	28,152
Net asset value per share	$10.51
Class T
Net assets	$884,926
Shares outstanding	83,085
Net asset value per share	$10.65
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$10.92
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended November 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,461,156
Dividends — affiliated issuers	13,664,739
Interest	12,162,938
Total income	29,288,833
Expenses:
Management services fees	10,451,174
Distribution and/or service fees
Class A	161,030
Class C	521,486
Class R	839
Class T	1,180
Transfer agent fees
Class A	29,964
Advisor Class	5,136
Class C	24,253
Institutional Class	652,834
Institutional 2 Class	5,044
Institutional 3 Class	105
Class R	78
Class T	219
Compensation of board members	28,222
Custodian fees	72,067
Printing and postage fees	52,199
Registration fees	164,718
Audit fees	24,341
Legal fees	40,454
Compensation of chief compliance officer	591
Other	32,404
Total expenses	12,268,338
Expense reduction	(40)
Total net expenses	12,268,298
Net investment income	17,020,535
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,056,810)
Investments — affiliated issuers	3,072,971
Foreign currency translations	(903,388)
Forward foreign currency exchange contracts	41,611,810
Futures contracts	(1,835,913)
Swap contracts	9,185,551
Net realized gain	41,074,221
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(31,576,258)
Investments — affiliated issuers	(37,651,011)
Foreign currency translations	393,579
Forward foreign currency exchange contracts	5,359,942
Futures contracts	(34,308,078)
Swap contracts	(6,248,618)
Net change in unrealized appreciation (depreciation)	(104,030,444)
Net realized and unrealized loss	(62,956,223)
Net decrease in net assets resulting from operations	$(45,935,688)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	15

Statement of Changes in Net Assets
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Operations
Net investment income	$17,020,535	$13,899,174
Net realized gain	41,074,221	176,148,531
Net change in unrealized appreciation (depreciation)	(104,030,444)	(12,972,452)
Net increase (decrease) in net assets resulting from operations	(45,935,688)	177,075,253
Distributions to shareholders
Net investment income
Advisor Class	—	(8,151)
Institutional Class	—	(1,109,555)
Institutional 2 Class	—	(6,066)
Institutional 3 Class	—	(3)
Net realized gains
Class A	—	(8,895,348)
Advisor Class	—	(1,203,519)
Class C	—	(7,552,721)
Institutional Class	—	(163,838,026)
Institutional 2 Class	—	(1,130,495)
Institutional 3 Class	—	(191)
Class K	—	(210)
Class R	—	(39,437)
Class T	—	(92,603)
Total distributions to shareholders	—	(183,876,325)
Increase (decrease) in net assets from capital stock activity	(67,529,598)	1,034,957,346
Total increase (decrease) in net assets	(113,465,286)	1,028,156,274
Net assets at beginning of period	3,062,017,203	2,033,860,929
Net assets at end of period	$2,948,551,917	$3,062,017,203
Undistributed net investment income	$26,649,871	$9,629,336
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2018 (Unaudited)		May 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,220,743	13,170,000	4,912,496	53,563,688
Distributions reinvested	—	—	773,391	8,244,346
Redemptions	(1,963,532)	(21,141,942)	(2,687,685)	(29,194,559)
Net increase (decrease)	(742,789)	(7,971,942)	2,998,202	32,613,475
Advisor Class
Subscriptions	868,684	9,413,275	964,721	10,638,403
Distributions reinvested	—	—	112,696	1,211,477
Redemptions	(445,764)	(4,836,263)	(327,614)	(3,599,053)
Net increase	422,920	4,577,012	749,803	8,250,827
Class C
Subscriptions	705,481	7,290,184	3,198,244	33,801,436
Distributions reinvested	—	—	721,596	7,439,655
Redemptions	(1,729,887)	(17,914,851)	(2,449,521)	(25,859,757)
Net increase (decrease)	(1,024,406)	(10,624,667)	1,470,319	15,381,334
Institutional Class
Subscriptions	36,654,909	399,673,012	110,535,679	1,216,036,759
Distributions reinvested	—	—	15,023,303	161,500,512
Redemptions	(42,603,950)	(462,630,645)	(36,469,971)	(400,677,174)
Net increase (decrease)	(5,949,041)	(62,957,633)	89,089,011	976,860,097
Institutional 2 Class
Subscriptions	510,626	5,538,697	1,178,095	12,995,199
Distributions reinvested	—	—	105,511	1,136,351
Redemptions	(373,053)	(4,066,667)	(473,540)	(5,164,584)
Net increase	137,573	1,472,030	810,066	8,966,966
Institutional 3 Class
Subscriptions	751,487	8,074,465	—	—
Net increase	751,487	8,074,465	—	—
Class K
Redemptions	—	—	(270)	(2,915)
Net decrease	—	—	(270)	(2,915)
Class R
Subscriptions	5,420	58,397	21,129	226,116
Distributions reinvested	—	—	3,718	39,227
Redemptions	(7,696)	(81,835)	(543,330)	(6,029,844)
Net decrease	(2,276)	(23,438)	(518,483)	(5,764,501)
Class T
Subscriptions	—	—	32,740	355,304
Distributions reinvested	—	—	8,659	92,394
Redemptions	(7,016)	(75,425)	(164,447)	(1,795,635)
Net decrease	(7,016)	(75,425)	(123,048)	(1,347,937)
Total net increase (decrease)	(6,413,548)	(67,529,598)	94,475,600	1,034,957,346
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2018 (Unaudited)	$10.81	0.05	(0.22)	—	(0.17)	—	—	—
Year Ended 5/31/2018	$10.83	0.04	0.72	—	0.76	—	(0.78)	(0.78)
Year Ended 5/31/2017	$10.01	(0.01)	1.03	0.00 (e)	1.02	(0.10)	(0.10)	(0.20)
Year Ended 5/31/2016	$10.17	(0.03)	(0.03) (g)	—	(0.06)	—	(0.10)	(0.10)
Year Ended 5/31/2015	$10.24	(0.04)	0.14	0.01	0.11	(0.00) (e)	(0.18)	(0.18)
Year Ended 5/31/2014	$10.06	0.01	0.65	—	0.66	—	(0.48)	(0.48)
Advisor Class
Six Months Ended 11/30/2018 (Unaudited)	$10.92	0.06	(0.22)	—	(0.16)	—	—	—
Year Ended 5/31/2018	$10.92	0.07	0.71	—	0.78	(0.00) (e)	(0.78)	(0.78)
Year Ended 5/31/2017	$10.08	0.02	1.05	0.00 (e)	1.07	(0.13)	(0.10)	(0.23)
Year Ended 5/31/2016	$10.21	(0.01)	(0.02) (g)	—	(0.03)	—	(0.10)	(0.10)
Year Ended 5/31/2015(i)	$10.13	(0.02)	0.31	—	0.29	(0.03)	(0.18)	(0.21)
Class C
Six Months Ended 11/30/2018 (Unaudited)	$10.42	0.01	(0.22)	—	(0.21)	—	—	—
Year Ended 5/31/2018	$10.55	(0.04)	0.69	—	0.65	—	(0.78)	(0.78)
Year Ended 5/31/2017	$9.75	(0.08)	1.01	0.00 (e)	0.93	(0.03)	(0.10)	(0.13)
Year Ended 5/31/2016	$9.98	(0.10)	(0.03) (g)	—	(0.13)	—	(0.10)	(0.10)
Year Ended 5/31/2015	$10.11	(0.11)	0.15	0.01	0.05	—	(0.18)	(0.18)
Year Ended 5/31/2014	$10.03	(0.06)	0.62	—	0.56	—	(0.48)	(0.48)
Institutional Class
Six Months Ended 11/30/2018 (Unaudited)	$10.91	0.06	(0.22)	—	(0.16)	—	—	—
Year Ended 5/31/2018	$10.91	0.06	0.72	—	0.78	(0.00) (e)	(0.78)	(0.78)
Year Ended 5/31/2017	$10.08	0.05	1.01	0.00 (e)	1.06	(0.13)	(0.10)	(0.23)
Year Ended 5/31/2016	$10.21	(0.01)	(0.02) (g)	—	(0.03)	—	(0.10)	(0.10)
Year Ended 5/31/2015	$10.28	(0.02)	0.15	0.01	0.14	(0.03)	(0.18)	(0.21)
Year Ended 5/31/2014	$10.07	0.04	0.65	—	0.69	—	(0.48)	(0.48)
Institutional 2 Class
Six Months Ended 11/30/2018 (Unaudited)	$10.93	0.06	(0.22)	—	(0.16)	—	—	—
Year Ended 5/31/2018	$10.93	0.06	0.72	—	0.78	(0.00) (e)	(0.78)	(0.78)
Year Ended 5/31/2017	$10.10	0.03	1.03	0.00 (e)	1.06	(0.13)	(0.10)	(0.23)
Year Ended 5/31/2016	$10.22	0.00 (e)	(0.02) (g)	—	(0.02)	—	(0.10)	(0.10)
Year Ended 5/31/2015	$10.29	(0.01)	0.15	0.01	0.15	(0.04)	(0.18)	(0.22)
Year Ended 5/31/2014	$10.07	0.07	0.63	—	0.70	—	(0.48)	(0.48)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2018 (Unaudited)	$10.64	(1.57%)	1.00% (c)	1.00% (c),(d)	0.90% (c)	96%	$122,925
Year Ended 5/31/2018	$10.81	7.07%	0.99%	0.99% (d)	0.33%	210%	$132,920
Year Ended 5/31/2017	$10.83	10.35% (f)	0.99%	0.99% (d)	(0.07%)	396%	$100,790
Year Ended 5/31/2016	$10.01	(0.55%)	1.15%	1.07% (d)	(0.32%)	254%	$140,291
Year Ended 5/31/2015	$10.17	1.13% (h)	1.23%	1.06%	(0.35%)	256%	$169,978
Year Ended 5/31/2014	$10.24	7.07%	2.01%	0.75%	0.14%	303%	$7,281
Advisor Class
Six Months Ended 11/30/2018 (Unaudited)	$10.76	(1.47%)	0.75% (c)	0.75% (c),(d)	1.15% (c)	96%	$24,025
Year Ended 5/31/2018	$10.92	7.26%	0.74%	0.74% (d)	0.59%	210%	$19,764
Year Ended 5/31/2017	$10.92	10.75% (f)	0.74%	0.74% (d)	0.20%	396%	$11,580
Year Ended 5/31/2016	$10.08	(0.25%)	0.90%	0.82% (d)	(0.08%)	254%	$10,908
Year Ended 5/31/2015(i)	$10.21	2.87%	0.99% (c)	0.82% (c)	(0.30%) (c)	256%	$11,110
Class C
Six Months Ended 11/30/2018 (Unaudited)	$10.21	(2.02%)	1.75% (c)	1.75% (c),(d)	0.15% (c)	96%	$96,746
Year Ended 5/31/2018	$10.42	6.19%	1.74%	1.74% (d)	(0.43%)	210%	$109,335
Year Ended 5/31/2017	$10.55	9.59% (f)	1.74%	1.74% (d)	(0.77%)	396%	$95,199
Year Ended 5/31/2016	$9.75	(1.26%)	1.90%	1.82% (d)	(1.09%)	254%	$61,386
Year Ended 5/31/2015	$9.98	0.48% (h)	1.98%	1.81%	(1.11%)	256%	$52,406
Year Ended 5/31/2014	$10.11	6.07%	2.76%	1.50%	(0.65%)	303%	$416
Institutional Class
Six Months Ended 11/30/2018 (Unaudited)	$10.75	(1.47%)	0.75% (c)	0.75% (c),(d)	1.15% (c)	96%	$2,678,281
Year Ended 5/31/2018	$10.91	7.26%	0.74%	0.74% (d)	0.59%	210%	$2,782,662
Year Ended 5/31/2017	$10.91	10.64% (f)	0.73%	0.73% (d)	0.46%	396%	$1,810,897
Year Ended 5/31/2016	$10.08	(0.25%)	0.90%	0.82% (d)	(0.06%)	254%	$25,871
Year Ended 5/31/2015	$10.21	1.37% (h)	0.99%	0.78%	(0.17%)	256%	$21,494
Year Ended 5/31/2014	$10.28	7.37%	1.76%	0.50%	0.41%	303%	$6,470
Institutional 2 Class
Six Months Ended 11/30/2018 (Unaudited)	$10.77	(1.46%)	0.77% (c)	0.77% (c)	1.14% (c)	96%	$17,280
Year Ended 5/31/2018	$10.93	7.24%	0.75%	0.75%	0.57%	210%	$16,033
Year Ended 5/31/2017	$10.93	10.69% (f)	0.73%	0.73%	0.24%	396%	$7,177
Year Ended 5/31/2016	$10.10	(0.15%)	0.79%	0.73%	0.03%	254%	$1,628
Year Ended 5/31/2015	$10.22	1.48% (h)	0.86%	0.69%	(0.14%)	256%	$1,647
Year Ended 5/31/2014	$10.29	7.47%	1.54%	0.38%	0.68%	303%	$26
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2018 (Unaudited)	$10.95	0.07	(0.23)	—	(0.16)	—	—	—
Year Ended 5/31/2018	$10.95	0.07	0.72	—	0.79	(0.01)	(0.78)	(0.79)
Year Ended 5/31/2017	$10.11	0.03	1.05	0.00 (e)	1.08	(0.14)	(0.10)	(0.24)
Year Ended 5/31/2016	$10.23	0.00 (e)	(0.02) (g)	—	(0.02)	—	(0.10)	(0.10)
Year Ended 5/31/2015(j)	$10.15	(0.02)	0.32	—	0.30	(0.04)	(0.18)	(0.22)
Class R
Six Months Ended 11/30/2018 (Unaudited)	$10.69	0.03	(0.21)	—	(0.18)	—	—	—
Year Ended 5/31/2018	$10.75	(0.01)	0.73	—	0.72	—	(0.78)	(0.78)
Year Ended 5/31/2017	$9.93	(0.03)	1.03	0.00 (e)	1.00	(0.08)	(0.10)	(0.18)
Year Ended 5/31/2016	$10.11	(0.06)	(0.02) (g)	—	(0.08)	—	(0.10)	(0.10)
Year Ended 5/31/2015	$10.20	(0.08)	0.16	0.01	0.09	—	(0.18)	(0.18)
Year Ended 5/31/2014	$10.05	(0.01)	0.64	—	0.63	—	(0.48)	(0.48)
Class T
Six Months Ended 11/30/2018 (Unaudited)	$10.82	0.05	(0.22)	—	(0.17)	—	—	—
Year Ended 5/31/2018	$10.85	0.03	0.72	—	0.75	—	(0.78)	(0.78)
Year Ended 5/31/2017	$10.02	(0.02)	1.05	0.00 (e)	1.03	(0.10)	(0.10)	(0.20)
Year Ended 5/31/2016	$10.18	(0.03)	(0.03) (g)	—	(0.06)	—	(0.10)	(0.10)
Year Ended 5/31/2015	$10.25	(0.04)	0.14	0.01	0.11	(0.00) (e)	(0.18)	(0.18)
Year Ended 5/31/2014	$10.06	0.05	0.62	—	0.67	—	(0.48)	(0.48)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(h)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.
(i)	Advisor Class shares commenced operations on October 1, 2014. Per share data and total return reflect activity from that date.
(j)	Institutional 3 Class shares commenced operations on October 1, 2014. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2018 (Unaudited)	$10.79	(1.46%)	0.77% (c)	0.77% (c)	1.40% (c)	96%	$8,113
Year Ended 5/31/2018	$10.95	7.29%	0.69%	0.69%	0.65%	210%	$3
Year Ended 5/31/2017	$10.95	10.85% (f)	0.67%	0.67%	0.29%	396%	$3
Year Ended 5/31/2016	$10.11	(0.15%)	0.76%	0.69%	0.02%	254%	$2
Year Ended 5/31/2015(j)	$10.23	2.98%	0.85% (c)	0.65% (c)	(0.28%) (c)	256%	$3
Class R
Six Months Ended 11/30/2018 (Unaudited)	$10.51	(1.68%)	1.25% (c)	1.25% (c),(d)	0.65% (c)	96%	$296
Year Ended 5/31/2018	$10.69	6.75%	1.25%	1.25% (d)	(0.08%)	210%	$325
Year Ended 5/31/2017	$10.75	10.15% (f)	1.22%	1.22% (d)	(0.25%)	396%	$5,900
Year Ended 5/31/2016	$9.93	(0.75%)	1.38%	1.34% (d)	(0.57%)	254%	$861
Year Ended 5/31/2015	$10.11	0.87% (h)	1.48%	1.32%	(0.83%)	256%	$146
Year Ended 5/31/2014	$10.20	6.77%	2.26%	1.00%	(0.14%)	303%	$3
Class T
Six Months Ended 11/30/2018 (Unaudited)	$10.65	(1.57%)	1.00% (c)	1.00% (c),(d)	0.90% (c)	96%	$885
Year Ended 5/31/2018	$10.82	6.97%	0.99%	0.99% (d)	0.28%	210%	$975
Year Ended 5/31/2017	$10.85	10.43% (f)	0.99%	0.99% (d)	(0.17%)	396%	$2,313
Year Ended 5/31/2016	$10.02	(0.55%)	1.14%	1.08%	(0.31%)	254%	$383,552
Year Ended 5/31/2015	$10.18	1.13% (h)	1.25%	0.96%	(0.37%)	256%	$174,418
Year Ended 5/31/2014	$10.25	7.18%	2.01%	0.75%	0.62%	303%	$183,246
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	21

Notes to Financial Statements
November 30, 2018 (Unaudited)
Note 1. Organization
Columbia Adaptive Risk Allocation Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund invests significantly in shares of affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
22	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables
24	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to recover an underweight country exposure in its portfolio or to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract
26	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,936,563*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	21,357,483
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,978,090*
Total		28,272,136

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	4,425,835*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	66,521,314*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	5,294,776
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	286,458*
Total		76,528,383

Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	9,185,551	9,185,551
Equity risk	—	(3,558,341)	—	(3,558,341)
Foreign exchange risk	41,611,810	—	—	41,611,810
Interest rate risk	—	1,722,428	—	1,722,428
Total	41,611,810	(1,835,913)	9,185,551	48,961,448

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(6,248,618)	(6,248,618)
Equity risk	—	(29,678,619)	—	(29,678,619)
Foreign exchange risk	5,359,942	—	—	5,359,942
Interest rate risk	—	(4,629,459)	—	(4,629,459)
Total	5,359,942	(34,308,078)	(6,248,618)	(35,196,754)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,474,351,454
Futures contracts — short	145,092,494
Credit default swap contracts — sell protection	344,293,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	12,363,089	(9,603,893)

*	Based on the ending quarterly outstanding amounts for the six months ended November 30, 2018.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
28	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2018:
	HSBC ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-		19,707	19,707
Forward foreign currency exchange contracts	6,523,087	14,834,398		21,357,485
Total assets	6,523,087	14,834,398	19,707	21,377,192
Liabilities
Centrally cleared credit default swap contracts (b)	-		575,547	575,547
Forward foreign currency exchange contracts	2,254,212	3,040,564		5,294,776
Total liabilities	2,254,212	3,040,564	575,547	5,870,323
Total financial and derivative net assets	4,268,875	11,793,834	(555,840)	15,506,869
Total collateral received (pledged) (c)	-	-	(555,840)	(555,840)
Net amount (d)	4,268,875	11,793,834	-	16,062,709

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
30	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) a fee that declines from 0.06% to 0.03%, depending on asset levels, on assets invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay an investment advisory fee to the Investment Manager, (ii) a fee that declines from 0.16% to 0.13%, depending on asset levels, on assets invested in exchange-traded funds and mutual funds that are not managed by the Investment Manager or its affiliates and (iii) a fee that declines from 0.76% to 0.63%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including affiliated mutual funds, exchange-traded funds and closed-end funds advised by the Investment Manager that do not pay an investment advisory fee, third party closed-end funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended November 30, 2018 was 0.68% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transactions with affiliates
For the six months ended November 30, 2018, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $8,174,269, respectively. The sale transactions resulted in a net realized gain of $121,624.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
32	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.06
Institutional 3 Class	0.02
Class R	0.05
Class T	0.05
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2018, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2018, if any, are listed below:
Amount ($)
Class A	217,802
Class C	9,387
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	33

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	October 1, 2018 through September 30, 2019	Prior to October 1, 2018
Class A	1.25%	1.25%
Advisor Class	1.00	1.00
Class C	2.00	2.00
Institutional Class	1.00	1.00
Institutional 2 Class	1.01	1.00
Institutional 3 Class	0.97	0.95
Class R	1.50	1.50
Class T	1.25	1.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
2,949,276,000	32,119,000	(133,567,000)	(101,448,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
34	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,709,495,978 and $1,817,982,981, respectively, for the six months ended November 30, 2018, of which $1,108,673,868 and $710,142,554, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended November 30, 2018.
Note 9. Significant risks
Commodity-related investment risk
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	35

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund’s risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
36	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
November 30, 2018 (Unaudited)
Shareholder concentration risk
At November 30, 2018, affiliated shareholders of record owned 91.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	37

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Adaptive Risk Allocation Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
38	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the thirty-second, twenty-second and thirtieth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were both ranked in the first quintile (where the lowest
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	39

Board Consideration and Approval of Management
Agreement  (continued)
fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
40	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018	41

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
42	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2018

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Columbia Adaptive Risk Allocation Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR214_05_J01_(01/19)

SemiAnnual Report
November 30, 2018
Columbia Alternative Beta Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Alternative Beta Fund   |  Semiannual Report 2018

Columbia Alternative Beta Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Alternative Beta Fund (the Fund) seeks to provide shareholders with absolute (positive) returns over a complete market cycle.
Portfolio management
Marc Khalamayzer, CFA
Lead Portfolio Manager
Managed Fund since 2015
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended November 30, 2018)
		Inception	6 Months cumulative	1 Year	Life
Class A	Excluding sales charges	01/28/15	-10.97	-18.47	-5.77
	Including sales charges		-16.10	-23.16	-7.21
Advisor Class		01/28/15	-10.92	-18.31	-5.55
Class C	Excluding sales charges	01/28/15	-11.36	-19.17	-6.47
	Including sales charges		-12.24	-19.96	-6.47
Institutional Class		01/28/15	-10.83	-18.30	-5.58
Institutional 2 Class		01/28/15	-10.79	-18.20	-5.45
Institutional 3 Class		01/28/15	-10.78	-18.16	-5.40
Class R		01/28/15	-11.03	-18.64	-6.01
Class T	Excluding sales charges	01/28/15	-10.88	-18.48	-5.80
	Including sales charges		-13.09	-20.54	-6.42
FTSE One-Month U.S. Treasury Bill Index			0.99	1.72	0.69
HFRX Global Hedge Fund Index			-4.25	-4.19	-0.05
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Fund’s performance prior to October 1, 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The FTSE One-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of one-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.
HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Alternative Beta Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at November 30, 2018)
Money Market Funds	100.0
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at November 30, 2018)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	21.7	(1.1)	20.6
Commodities Derivative Contracts	22.3	—	22.3
Equity Derivative Contracts	34.4	—	34.4
Foreign Currency Derivative Contracts	24.6	(1.9)	22.7
Total Notional Market Value of Derivative Contracts	103.0	(3.0)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income, commodity and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments, and Note 2 to the Notes to Consolidated Financial Statements.
Columbia Alternative Beta Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2018 — November 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	890.30	1,018.75	5.97	6.38	1.26
Advisor Class	1,000.00	1,000.00	890.80	1,020.00	4.79	5.11	1.01
Class C	1,000.00	1,000.00	886.40	1,014.99	9.51	10.15	2.01
Institutional Class	1,000.00	1,000.00	891.70	1,020.00	4.79	5.11	1.01
Institutional 2 Class	1,000.00	1,000.00	892.10	1,020.56	4.27	4.56	0.90
Institutional 3 Class	1,000.00	1,000.00	892.20	1,020.86	3.98	4.26	0.84
Class R	1,000.00	1,000.00	889.70	1,017.60	7.06	7.54	1.49
Class T	1,000.00	1,000.00	891.20	1,018.75	5.97	6.38	1.26
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Alternative Beta Fund | Semiannual Report 2018

Consolidated Portfolio of Investments
November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Money Market Funds 96.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(a),(b)	566,590,628	566,533,969
Total Money Market Funds (Cost $566,553,314)		566,533,969
Total Investments in Securities (Cost: $566,553,314)		566,533,969
Other Assets & Liabilities, Net		18,233,331
Net Assets		584,767,300
At November 30, 2018, securities and/or cash totaling $47,426,299 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
14,714,958 USD	131,976,000 SEK	HSBC	12/07/2018	—	(212,899)
8,704,000 AUD	6,334,048 USD	Morgan Stanley	12/07/2018	—	(28,045)
30,045,000 CAD	22,945,449 USD	Morgan Stanley	12/07/2018	330,141	—
3,389,000 CHF	3,409,097 USD	Morgan Stanley	12/07/2018	15,596	—
6,590,000 CHF	6,556,772 USD	Morgan Stanley	12/07/2018	—	(41,979)
131,976,000 SEK	14,701,806 USD	Morgan Stanley	12/07/2018	199,746	—
26,648,031 USD	37,341,000 AUD	Morgan Stanley	12/07/2018	645,965	—
23,003,600 USD	30,045,000 CAD	Morgan Stanley	12/07/2018	—	(388,292)
48,589,876 USD	48,241,000 CHF	Morgan Stanley	12/07/2018	—	(284,810)
4,972,943 USD	70,074,000 ZAR	Morgan Stanley	12/07/2018	81,489	—
319,641,000 ZAR	22,060,790 USD	Morgan Stanley	12/07/2018	—	(994,891)
Total				1,272,937	(1,950,916)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-OAT	123	03/2019	EUR	18,682,135	86,552	—
U.S. Treasury Ultra 10-Year Note	169	03/2019	USD	21,487,637	74,894	—
Total					161,446	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	(305)	03/2019	EUR	(38,113,419)	—	(222,993)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2018	5

Consolidated Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2019	USD	162,317,236	761,630 ††	(51,401)	—	—	710,229	—
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2019	USD	120,275,638	(886,850) ††	(34,279)	—	—	—	(921,129)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2019	USD	110,441,145	(3,519,082) ††	(8,743)	—	—	—	(3,527,825)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2019	USD	116,129,243	(4,923,985) ††	(21,452)	—	—	—	(4,945,437)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2019	USD	120,088,981	(932,783) ††	(17,113)	—	—	—	(949,896)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2019	USD	147,887,858	(4,041,756) ††	(23,416)	—	—	—	(4,065,172)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2019	USD	45,004,053	622,944 ††	—	—	—	622,944	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2019	USD	266,972,317	(833,675) ††	—	—	—	—	(833,675)
Total return on Goldman Sachs Macro Index CA09†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2019	USD	146,565,962	1,641,373 ††	(24,346)	—	—	1,617,027	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2019	USD	140,720,663	771,984 ††	(19,779)	—	—	752,205	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2019	USD	238,816,341	703,525 ††	3,052	—	—	706,577	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Columbia Alternative Beta Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	27,099,696	42,639 ††	(1,731)	—	—	40,908	—
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	15,051,452	(6,043) ††	(962)	—	—	—	(7,005)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	39,270,180	(349,840) ††	(2,509)	—	—	—	(352,349)
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	12,446,515	(545,164) ††	(795)	—	—	—	(545,959)
Total return on Goldman Sachs Macro Index VA08†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2019	USD	150,350,749	(912,334) ††	(17,290)	—	—	—	(929,624)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2019	USD	424,780,405	(933,681) ††	—	—	—	—	(933,681)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	406,023,034	(1,366,252) ††	(25,940)	—	—	—	(1,392,192)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	84,907,998	(1,508,705) ††	(5,425)	—	—	—	(1,514,130)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2019	USD	261,639,660	(7,398,844) ††	(18,387)	—	—	—	(7,417,231)
Total return on JPMorgan Custom Russell 1000 Index†	Fixed rate of 0.400%	Monthly	JPMorgan	11/30/2019	USD	63,019,630	(960,923) ††	(7,477)	—	—	—	(968,400)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2018	7

Consolidated Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2019	USD	104,495,200	(1,058,807) ††	—	—	—	—	(1,058,807)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2019	USD	250,817,247	(1,757,967) ††	24,037	—	—	—	(1,733,930)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2019	USD	62,579,926	101,297 ††	6,606	—	—	107,903	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2019	USD	429,386,514	(1,105,906) ††	33,993	—	—	—	(1,071,913)
Total							(28,397,205)	(213,357)	—	—	4,557,793	(33,168,355)
†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Columbia Alternative Beta Fund’s page of columbiathreadneedleus.com website.
††	Valuation based on significant unobservable inputs.
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	743,722,362	289,691,268	(466,823,002)	566,590,628	(36,574)	(37,021)	7,720,001	566,533,969
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
SEK	Swedish Krona
USD	US Dollar
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Columbia Alternative Beta Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Currency Legend  (continued)
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Money Market Funds	—	—	—	566,533,969	566,533,969
Total Investments in Securities	—	—	—	566,533,969	566,533,969
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2018	9

Consolidated Portfolio of Investments  (continued)
November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,272,937	—	—	1,272,937
Futures Contracts	161,446	—	—	—	161,446
Swap Contracts	—	—	4,557,793	—	4,557,793
Liability
Forward Foreign Currency Exchange Contracts	—	(1,950,916)	—	—	(1,950,916)
Futures Contracts	(222,993)	—	—	—	(222,993)
Swap Contracts	—	—	(33,168,355)	—	(33,168,355)
Total	(61,547)	(677,979)	(28,610,562)	566,533,969	537,183,881
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss)(a) ($)	Change in unrealized appreciation (depreciation)(b) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2018 ($)
Total Return Swap Contracts	(35,372,950)	—	—	6,762,388	—	—	—	—	(28,610,562)
Derivative instruments are valued at unrealized appreciation (depreciation).
(a) The realized gain (loss) earned during the period was $(96,183,475).
(b) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2018 was $(28,610,562).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Columbia Alternative Beta Fund | Semiannual Report 2018

Consolidated Statement of Assets and Liabilities
November 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Affiliated issuers (cost $566,553,314)	$566,533,969
Cash	1,590
Cash collateral held at broker for:
Swap contracts	46,144,000
Margin deposits on:
Futures contracts	1,282,299
Unrealized appreciation on forward foreign currency exchange contracts	1,272,937
Unrealized appreciation on swap contracts	4,557,793
Receivable for:
Capital shares sold	813,065
Dividends	1,248,089
Variation margin for futures contracts	81,302
Prepaid expenses	3,309
Trustees’ deferred compensation plan	27,276
Other assets	20,101
Total assets	621,985,730
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	1,950,916
Unrealized depreciation on swap contracts	33,168,355
Payable for:
Capital shares purchased	1,870,533
Management services fees	12,032
Distribution and/or service fees	44
Transfer agent fees	94,193
Compensation of board members	915
Compensation of chief compliance officer	46
Other expenses	94,120
Trustees’ deferred compensation plan	27,276
Total liabilities	37,218,430
Net assets applicable to outstanding capital stock	$584,767,300
Represented by
Paid in capital	734,962,399
Total distributable earnings (loss)	(150,195,099)
Total - representing net assets applicable to outstanding capital stock	$584,767,300
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2018	11

Consolidated Statement of Assets and Liabilities  (continued)
November 30, 2018 (Unaudited)
Class A
Net assets	$3,539,582
Shares outstanding	459,309
Net asset value per share	$7.71
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.18
Advisor Class
Net assets	$375,644
Shares outstanding	48,467
Net asset value per share	$7.75
Class C
Net assets	$650,144
Shares outstanding	85,859
Net asset value per share	$7.57
Institutional Class
Net assets	$560,954,692
Shares outstanding	72,475,018
Net asset value per share	$7.74
Institutional 2 Class
Net assets	$686,240
Shares outstanding	88,352
Net asset value per share	$7.77
Institutional 3 Class
Net assets	$18,252,253
Shares outstanding	2,345,287
Net asset value per share	$7.78
Class R
Net assets	$7,657
Shares outstanding	1,000
Net asset value per share	$7.66
Class T
Net assets	$301,088
Shares outstanding	39,124
Net asset value per share	$7.70
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$7.90
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Columbia Alternative Beta Fund | Semiannual Report 2018

Consolidated Statement of Operations
Six Months Ended November 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$7,720,001
Interest	376
Interfund lending	98
Total income	7,720,475
Expenses:
Management services fees	3,584,627
Distribution and/or service fees
Class A	5,060
Class C	3,773
Class R	21
Class T	433
Transfer agent fees
Class A	3,760
Advisor Class	4,360
Class C	701
Institutional Class	666,279
Institutional 2 Class	259
Institutional 3 Class	892
Class R	7
Class T	322
Compensation of board members	11,852
Custodian fees	19,199
Printing and postage fees	62,034
Registration fees	78,973
Audit fees	25,432
Legal fees	9,965
Interest on collateral	75,046
Compensation of chief compliance officer	146
Other	12,889
Total expenses	4,566,030
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(785,486)
Total net expenses	3,780,544
Net investment income	3,939,931
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	(36,574)
Foreign currency translations	(5,180)
Forward foreign currency exchange contracts	5,878,891
Futures contracts	64,482
Swap contracts	(96,183,475)
Net realized loss	(90,281,856)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(37,021)
Foreign currency translations	(6,644)
Forward foreign currency exchange contracts	(1,225,086)
Futures contracts	(61,547)
Swap contracts	6,762,388
Net change in unrealized appreciation (depreciation)	5,432,090
Net realized and unrealized loss	(84,849,766)
Net decrease in net assets resulting from operations	$(80,909,835)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2018	13

Consolidated Statement of Changes in Net Assets
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Operations
Net investment income	$3,939,931	$2,287,723
Net realized loss	(90,281,856)	(10,755,655)
Net change in unrealized appreciation (depreciation)	5,432,090	(34,997,586)
Net decrease in net assets resulting from operations	(80,909,835)	(43,465,518)
Distributions to shareholders
Net investment income
Class A	—	(109,968)
Advisor Class	—	(18,086)
Class C	—	(14,403)
Institutional Class	—	(14,910,288)
Institutional 2 Class	—	(20,567)
Institutional 3 Class	—	(516,752)
Class R	—	(197)
Class T	—	(10,906)
Total distributions to shareholders	—	(15,601,167)
Increase (decrease) in net assets from capital stock activity	(72,423,635)	246,864,641
Total increase (decrease) in net assets	(153,333,470)	187,797,956
Net assets at beginning of period	738,100,770	550,302,814
Net assets at end of period	$584,767,300	$738,100,770
Undistributed net investment income	$5,388,677	$1,448,746
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Columbia Alternative Beta Fund | Semiannual Report 2018

Consolidated Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2018 (Unaudited)		May 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	24,773	209,556	143,994	1,349,191
Distributions reinvested	—	—	11,506	109,763
Redemptions	(67,138)	(563,692)	(250,205)	(2,326,486)
Net decrease	(42,365)	(354,136)	(94,705)	(867,532)
Advisor Class
Subscriptions	142,579	1,230,056	478,376	4,310,172
Distributions reinvested	—	—	1,865	17,871
Redemptions	(603,857)	(4,827,633)	(29,249)	(274,500)
Net increase (decrease)	(461,278)	(3,597,577)	450,992	4,053,543
Class C
Subscriptions	487	3,999	50,386	468,649
Distributions reinvested	—	—	1,507	14,227
Redemptions	(12,816)	(106,181)	(72,307)	(669,088)
Net decrease	(12,329)	(102,182)	(20,414)	(186,212)
Institutional Class
Subscriptions	16,069,798	136,584,206	34,258,744	320,948,772
Distributions reinvested	—	—	1,559,642	14,910,176
Redemptions	(24,996,822)	(204,864,711)	(9,935,993)	(92,865,010)
Net increase (decrease)	(8,927,024)	(68,280,505)	25,882,393	242,993,938
Institutional 2 Class
Subscriptions	30,262	252,330	167,958	1,575,132
Distributions reinvested	—	—	2,121	20,343
Redemptions	(36,654)	(312,532)	(77,830)	(726,054)
Net increase (decrease)	(6,392)	(60,202)	92,249	869,421
Institutional 3 Class
Distributions reinvested	—	—	53,805	516,526
Net increase	—	—	53,805	516,526
Class T
Subscriptions	—	—	9,434	88,122
Distributions reinvested	—	—	1,123	10,700
Redemptions	(3,479)	(29,033)	(65,647)	(613,865)
Net decrease	(3,479)	(29,033)	(55,090)	(515,043)
Total net increase (decrease)	(9,452,867)	(72,423,635)	26,309,230	246,864,641
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2018	15

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 11/30/2018 (Unaudited)	$8.66	0.03	(0.98)	(0.95)	—	—
Year Ended 5/31/2018	$9.36	0.01	(0.50)	(0.49)	(0.21)	(0.21)
Year Ended 5/31/2017	$9.43	(0.09)	0.06	(0.03)	(0.04)	(0.04)
Year Ended 5/31/2016	$9.85	0.05	(0.41)	(0.36)	(0.06)	(0.06)
Year Ended 5/31/2015(e)	$10.00	(0.05)	(0.10)	(0.15)	—	—
Advisor Class
Six Months Ended 11/30/2018 (Unaudited)	$8.70	0.04	(0.99)	(0.95)	—	—
Year Ended 5/31/2018	$9.39	0.04	(0.51)	(0.47)	(0.22)	(0.22)
Year Ended 5/31/2017	$9.45	(0.06)	0.05	(0.01)	(0.05)	(0.05)
Year Ended 5/31/2016	$9.86	0.19	(0.53)	(0.34)	(0.07)	(0.07)
Year Ended 5/31/2015(e)	$10.00	(0.04)	(0.10)	(0.14)	—	—
Class C
Six Months Ended 11/30/2018 (Unaudited)	$8.54	0.00 (f)	(0.97)	(0.97)	—	—
Year Ended 5/31/2018	$9.27	(0.06)	(0.49)	(0.55)	(0.18)	(0.18)
Year Ended 5/31/2017	$9.38	(0.16)	0.06	(0.10)	(0.01)	(0.01)
Year Ended 5/31/2016	$9.83	(0.03)	(0.40)	(0.43)	(0.02)	(0.02)
Year Ended 5/31/2015(e)	$10.00	(0.07)	(0.10)	(0.17)	—	—
Institutional Class
Six Months Ended 11/30/2018 (Unaudited)	$8.68	0.04	(0.98)	(0.94)	—	—
Year Ended 5/31/2018	$9.38	0.03	(0.51)	(0.48)	(0.22)	(0.22)
Year Ended 5/31/2017	$9.43	(0.03)	0.03	0.00	(0.05)	(0.05)
Year Ended 5/31/2016	$9.86	(0.06)	(0.30)	(0.36)	(0.07)	(0.07)
Year Ended 5/31/2015(e)	$10.00	(0.04)	(0.10)	(0.14)	—	—
Institutional 2 Class
Six Months Ended 11/30/2018 (Unaudited)	$8.71	0.05	(0.99)	(0.94)	—	—
Year Ended 5/31/2018	$9.39	0.05	(0.51)	(0.46)	(0.22)	(0.22)
Year Ended 5/31/2017	$9.45	(0.03)	0.03	0.00	(0.06)	(0.06)
Year Ended 5/31/2016	$9.86	0.07	(0.40)	(0.33)	(0.08)	(0.08)
Year Ended 5/31/2015(e)	$10.00	(0.03)	(0.11)	(0.14)	—	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Columbia Alternative Beta Fund | Semiannual Report 2018

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2018 (Unaudited)	$7.71	(10.97%)	1.47% (c),(d)	1.26% (c),(d)	0.80% (c)	0%	$3,540
Year Ended 5/31/2018	$8.66	(5.49%)	1.49% (d)	1.28% (d)	0.06%	0%	$4,343
Year Ended 5/31/2017	$9.36	(0.28%)	1.61%	1.41%	(0.95%)	71%	$5,582
Year Ended 5/31/2016	$9.43	(3.67%)	2.09%	1.39%	0.49%	32%	$18,579
Year Ended 5/31/2015(e)	$9.85	(1.50%)	2.08% (c)	1.50% (c)	(1.42%) (c)	28%	$4,470
Advisor Class
Six Months Ended 11/30/2018 (Unaudited)	$7.75	(10.92%)	1.22% (c),(d)	1.01% (c),(d)	1.03% (c)	0%	$376
Year Ended 5/31/2018	$8.70	(5.27%)	1.24% (d)	1.03% (d)	0.41%	0%	$4,433
Year Ended 5/31/2017	$9.39	(0.06%)	1.36%	1.15%	(0.66%)	71%	$552
Year Ended 5/31/2016	$9.45	(3.42%)	1.83%	1.12%	2.03%	32%	$1,010
Year Ended 5/31/2015(e)	$9.86	(1.40%)	1.80% (c)	1.23% (c)	(1.09%) (c)	28%	$10
Class C
Six Months Ended 11/30/2018 (Unaudited)	$7.57	(11.36%)	2.22% (c),(d)	2.01% (c),(d)	0.05% (c)	0%	$650
Year Ended 5/31/2018	$8.54	(6.15%)	2.24% (d)	2.03% (d)	(0.68%)	0%	$838
Year Ended 5/31/2017	$9.27	(1.03%)	2.36%	2.16%	(1.68%)	71%	$1,100
Year Ended 5/31/2016	$9.38	(4.42%)	2.84%	2.14%	(0.34%)	32%	$2,272
Year Ended 5/31/2015(e)	$9.83	(1.70%)	2.83% (c)	2.25% (c)	(2.18%) (c)	28%	$932
Institutional Class
Six Months Ended 11/30/2018 (Unaudited)	$7.74	(10.83%)	1.22% (c),(d)	1.01% (c),(d)	1.05% (c)	0%	$560,955
Year Ended 5/31/2018	$8.68	(5.35%)	1.24% (d)	1.03% (d)	0.34%	0%	$706,826
Year Ended 5/31/2017	$9.38	0.05%	1.36%	1.08%	(0.28%)	71%	$520,564
Year Ended 5/31/2016	$9.43	(3.63%)	1.84%	1.12%	(0.56%)	32%	$3,450
Year Ended 5/31/2015(e)	$9.86	(1.40%)	1.83% (c)	1.23% (c)	(1.09%) (c)	28%	$34,686
Institutional 2 Class
Six Months Ended 11/30/2018 (Unaudited)	$7.77	(10.79%)	1.11% (c),(d)	0.90% (c),(d)	1.15% (c)	0%	$686
Year Ended 5/31/2018	$8.71	(5.08%)	1.11% (d)	0.90% (d)	0.48%	0%	$825
Year Ended 5/31/2017	$9.39	(0.02%)	1.21%	0.93%	(0.33%)	71%	$23
Year Ended 5/31/2016	$9.45	(3.37%)	1.62%	1.04%	0.69%	32%	$9
Year Ended 5/31/2015(e)	$9.86	(1.40%)	1.63% (c)	1.17% (c)	(1.03%) (c)	28%	$10
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2018	17

Consolidated Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2018 (Unaudited)	$8.72	0.05	(0.99)	(0.94)	—	—
Year Ended 5/31/2018	$9.41	0.05	(0.51)	(0.46)	(0.23)	(0.23)
Year Ended 5/31/2017	$9.45	(0.01)	0.03	0.02	(0.06)	(0.06)
Year Ended 5/31/2016	$9.86	0.07	(0.40)	(0.33)	(0.08)	(0.08)
Year Ended 5/31/2015(e)	$10.00	(0.03)	(0.11)	(0.14)	—	—
Class R
Six Months Ended 11/30/2018 (Unaudited)	$8.61	0.02	(0.97)	(0.95)	—	—
Year Ended 5/31/2018	$9.33	(0.02)	(0.50)	(0.52)	(0.20)	(0.20)
Year Ended 5/31/2017	$9.41	(0.10)	0.05	(0.05)	(0.03)	(0.03)
Year Ended 5/31/2016	$9.84	0.01	(0.40)	(0.39)	(0.04)	(0.04)
Year Ended 5/31/2015(e)	$10.00	(0.05)	(0.11)	(0.16)	—	—
Class T
Six Months Ended 11/30/2018 (Unaudited)	$8.64	0.03	(0.97)	(0.94)	—	—
Year Ended 5/31/2018	$9.35	0.00 (f)	(0.50)	(0.50)	(0.21)	(0.21)
Year Ended 5/31/2017	$9.42	(0.09)	0.06	(0.03)	(0.04)	(0.04)
Year Ended 5/31/2016	$9.84	0.02	(0.38)	(0.36)	(0.06)	(0.06)
Year Ended 5/31/2015(e)	$10.00	(0.05)	(0.11)	(0.16)	—	—

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	11/30/2018	5/31/2018
Class A	0.02%	0.01%
Advisor Class	0.02%	0.01%
Class C	0.02%	0.01%
Institutional Class	0.02%	0.01%
Institutional 2 Class	0.02%	0.01%
Institutional 3 Class	0.02%	0.01%
Class R	0.02%	0.01%
Class T	0.02%	less than 0.01%

(e)	The Fund commenced operations on January 28, 2015. Per share data and total return reflect activity from that date.
(f)	Rounds to zero.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Columbia Alternative Beta Fund | Semiannual Report 2018

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2018 (Unaudited)	$7.78	(10.78%)	1.05% (c),(d)	0.84% (c),(d)	1.23% (c)	0%	$18,252
Year Ended 5/31/2018	$8.72	(5.16%)	1.05% (d)	0.84% (d)	0.50%	0%	$20,459
Year Ended 5/31/2017	$9.41	0.21%	1.18%	0.88%	(0.07%)	71%	$21,559
Year Ended 5/31/2016	$9.45	(3.34%)	1.57%	0.99%	0.72%	32%	$9
Year Ended 5/31/2015(e)	$9.86	(1.40%)	1.58% (c)	1.12% (c)	(0.98%) (c)	28%	$10
Class R
Six Months Ended 11/30/2018 (Unaudited)	$7.66	(11.03%)	1.70% (c),(d)	1.49% (c),(d)	0.59% (c)	0%	$8
Year Ended 5/31/2018	$8.61	(5.80%)	1.74% (d)	1.53% (d)	(0.19%)	0%	$9
Year Ended 5/31/2017	$9.33	(0.50%)	1.89%	1.63%	(1.10%)	71%	$9
Year Ended 5/31/2016	$9.41	(3.92%)	2.33%	1.64%	0.09%	32%	$9
Year Ended 5/31/2015(e)	$9.84	(1.60%)	2.33% (c)	1.73% (c)	(1.59%) (c)	28%	$10
Class T
Six Months Ended 11/30/2018 (Unaudited)	$7.70	(10.88%)	1.47% (c),(d)	1.26% (c),(d)	0.80% (c)	0%	$301
Year Ended 5/31/2018	$8.64	(5.60%)	1.49% (d)	1.28% (d)	0.02%	0%	$368
Year Ended 5/31/2017	$9.35	(0.28%)	1.61%	1.39%	(0.93%)	71%	$913
Year Ended 5/31/2016	$9.42	(3.68%)	2.09%	1.38%	0.24%	32%	$167,528
Year Ended 5/31/2015(e)	$9.84	(1.60%)	2.07% (c)	1.48% (c)	(1.35%) (c)	28%	$114,125
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Alternative Beta Fund | Semiannual Report 2018	19

Notes to Consolidated Financial Statements
November 30, 2018 (Unaudited)
Note 1. Organization
Columbia Alternative Beta Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CAAF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At November 30, 2018, the Subsidiary financial statement information is as follows:
CAAF Offshore Fund, Ltd.
% of consolidated fund net assets	28.44%
Net assets	$166,322,227
Net investment income (loss)	746,128
Net realized gain (loss)	(14,256,217)
Net change in unrealized appreciation (depreciation)	(27,523,014)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
20	Columbia Alternative Beta Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
November 30, 2018 (Unaudited)
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Alternative Beta Fund | Semiannual Report 2018	21

Notes to Consolidated Financial Statements  (continued)
November 30, 2018 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty
22	Columbia Alternative Beta Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
November 30, 2018 (Unaudited)
nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Consolidated Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s
Columbia Alternative Beta Fund | Semiannual Report 2018	23

Notes to Consolidated Financial Statements  (continued)
November 30, 2018 (Unaudited)
counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2018:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	107,903*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,272,937
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	3,033,084*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	161,446*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,416,806*
Total		5,992,176

24	Columbia Alternative Beta Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
November 30, 2018 (Unaudited)
Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	6,119,080*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,950,916
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	3,277,429*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	222,993*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,399,197*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	22,372,649*
Total		35,342,264

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	—	(14,246,425)	(14,246,425)
Equity risk	—	—	(28,989,574)	(28,989,574)
Foreign exchange risk	5,878,891	—	(39,332,478)	(33,453,587)
Interest rate risk	—	64,482	(13,614,998)	(13,550,516)
Total	5,878,891	64,482	(96,183,475)	(90,240,102)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	—	(27,513,830)	(27,513,830)
Equity risk	—	—	(3,981,778)	(3,981,778)
Foreign exchange risk	(1,225,086)	—	19,948,339	18,723,253
Interest rate risk	—	(61,547)	18,309,657	18,248,110
Total	(1,225,086)	(61,547)	6,762,388	5,475,755
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	21,318,844
Futures contracts — short	21,574,106

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,459,587	(2,679,865)
Total return swap contracts	13,009,908	(30,645,754)

*	Based on the ending quarterly outstanding amounts for the six months ended November 30, 2018.
Columbia Alternative Beta Fund | Semiannual Report 2018	25

Notes to Consolidated Financial Statements  (continued)
November 30, 2018 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2018:
	Barclays ($)(a)	Barclays ($)(a)	Citi ($)	Deutsche Bank ($)	Goldman Sachs International ($)(a)	Goldman Sachs International ($)(a)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	-	-	-	-	-	-	1,272,937	1,272,937
OTC total return swap contracts (b)	710,229	-	-	622,944	3,116,717	-	-	-	107,903	4,557,793
Repurchase agreements
Total assets	710,229	-	-	622,944	3,116,717	-	-	-	1,380,840	5,830,730
Liabilities
Forward foreign currency exchange contracts	-	-	-	-	-	-	212,899	-	1,738,017	1,950,916
OTC total return swap contracts (b)	-	9,394,391	5,015,068	833,675	5,128,981	7,963,190	-	3,761,137	1,071,913	33,168,355
Total liabilities	-	9,394,391	5,015,068	833,675	5,128,981	7,963,190	212,899	3,761,137	2,809,930	35,119,271
Total financial and derivative net assets	710,229	(9,394,391)	(5,015,068)	(210,731)	(2,012,264)	(7,963,190)	(212,899)	(3,761,137)	(1,429,090)	(29,288,541)
Total collateral received (pledged) (c)	330,000	(9,394,391)	(4,774,000)	(210,731)	(1,570,000)	(7,963,190)	-	(3,761,137)	(780,000)	(28,123,449)
Net amount (d)	380,229	-	(241,068)	-	(442,264)	-	(212,899)	-	(649,090)	(1,165,092)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
26	Columbia Alternative Beta Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
November 30, 2018 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.96% to 0.93% as the Fund’s net assets increase. The annualized effective management fee rate, net of fee waivers, for the six months ended November 30, 2018 was 0.75% of the Fund’s average daily net assets.
Columbia Alternative Beta Fund | Semiannual Report 2018	27

Notes to Consolidated Financial Statements  (continued)
November 30, 2018 (Unaudited)
Effective October 1, 2016, the Investment Manager has contractually agreed to waive 0.21% of the management fee through September 30, 2019.
Subadvisory agreement
The Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of November 30, 2018, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.19
Advisor Class	0.19
Class C	0.19
Institutional Class	0.19
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.18
Class T	0.19
28	Columbia Alternative Beta Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
November 30, 2018 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2018, if any, are listed below:
Amount ($)
Class A	1,976
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	October 1, 2018 through September 30, 2019	Prior to October 1, 2018
Class A	1.38%	1.38%
Advisor Class	1.13	1.13
Class C	2.13	2.13
Institutional Class	1.13	1.13
Institutional 2 Class	1.01	1.00
Institutional 3 Class	0.95	0.94
Class R	1.63	1.63
Class T	1.38	1.38
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
Columbia Alternative Beta Fund | Semiannual Report 2018	29

Notes to Consolidated Financial Statements  (continued)
November 30, 2018 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Reflected in the cap commitments is the Investment Manager’s contractual agreement to waive 0.21% of its management fee, with this waiver agreement in effect through September 30, 2019, unless sooner terminated at the sole discretion of the Board of Trustees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
566,553,000	5,992,000	(35,361,000)	(29,369,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	19,517,130	1,454,888	20,972,018
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at May 31, 2018 as arising on June 1, 2018.
Late year ordinary losses ($)	Post-October capital losses ($)
32,868,190	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended November 30, 2018, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Consolidated Financial Highlights.
30	Columbia Alternative Beta Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
November 30, 2018 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2018 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	1,500,000	2.36	1
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended November 30, 2018.
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Columbia Alternative Beta Fund | Semiannual Report 2018	31

Notes to Consolidated Financial Statements  (continued)
November 30, 2018 (Unaudited)
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund’s risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At November 30, 2018, affiliated shareholders of record owned 99.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
32	Columbia Alternative Beta Fund | Semiannual Report 2018

Board Consideration and Approval of Management Agreement and Subadvisory Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement and, to more closely conform the Subadvisory Agreement to a revised form of subadvisory agreement with the same material terms, an amendment to the Subadvisory Agreement (together, the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser) with respect to Columbia Alternative Beta Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Agreements at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. The Committee and the Board also considered the Investment Manager’s representation regarding the substantial similarity of the resources available to the Investment Manager and the Subadviser, an affiliate of the Investment Manager. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
Columbia Alternative Beta Fund | Semiannual Report 2018	33

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
•	Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadviser’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadviser’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager’s and the Subadviser’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that the Board had approved the Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser’s compliance program.
The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager’s rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
34	Columbia Alternative Beta Fund | Semiannual Report 2018

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the thirty-fourth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.
The Committee and the Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to support the continuation of the Management Agreement and the Subadvisory Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the third and first quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered that the Investment Manager pays the fees of the Subadviser. The Committee and the Board noted that the Subadviser was not currently expected to manage any assets under its Subadvisory Agreement, but that the Investment Manager could, in the future, allocate investments to be managed by the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Columbia Alternative Beta Fund | Semiannual Report 2018	35

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, including with respect to funds for which unaffiliated subadvisers provide services, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the Subadvisory Agreement did not contain breakpoints. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Other benefits to the Investment Manager and Subadviser
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager and the Subadviser by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
36	Columbia Alternative Beta Fund | Semiannual Report 2018

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.
Columbia Alternative Beta Fund | Semiannual Report 2018	37

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
38	Columbia Alternative Beta Fund | Semiannual Report 2018

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Columbia Alternative Beta Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR259_05_J01_(01/19)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    Columbia Funds Series Trust I

By (Signature and Title)   /s/ Christopher O. Petersen

Christopher O. Petersen, President and Principal Executive Officer

Date January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Christopher O. Petersen

Christopher O. Petersen, President and Principal Executive Officer

Date January 18, 2019

By (Signature and Title)   /s/ Michael G. Clarke

Michael G. Clarke, Treasurer and Chief Financial Officer

Date January 18, 2019